FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356
                                   ---------

                      Franklin California Tax-Free Trust
                      ----------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
             (Address of principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period: 9/30/05
                          -------



Item 1. Schedule of Investments.


FRANKLIN CALIFORNIA TAX-FREE TRUST

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Franklin California Insured Tax-Free Income Fund ...........................   3
Franklin California Intermediate-Term Tax-Free Income Fund .................  15
Franklin California Limited-Term Tax-Free Income Fund ......................  24
Franklin California Tax-Exempt Money Fund ..................................  27
Notes to Statements of Investments .........................................  32


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1
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FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

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   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
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
   LONG TERM INVESTMENTS 97.2%
   BONDS 88.4%
   CALIFORNIA 88.4%
   ABAG Finance Authority for Nonprofit Corps. COP,
       Lincoln Child Center Inc., California Mortgage Insured, 6.125%, 11/01/24 .................   $    2,055,000   $    2,212,577
       Lytton Gardens Inc., California Mortgage Insured, 6.00%, 2/15/30 .........................        3,500,000        3,718,050
       Odd Fellows Home, California Mortgage Insured, 6.00%, 8/15/24 ............................        5,000,000        5,264,400
   ABAG Finance Authority for Nonprofit Corps. Revenue,
       Poway Retirement Housing Foundation Housing Inc. Project, Series A, California Mortgage
        Insured, 5.375%, 11/15/25 ...............................................................        5,145,000        5,433,017
       Sansum-Santa Barbara, Series A, California Mortgage Insured, 5.60%, 4/01/26 ..............        2,750,000        2,891,735
   Alameda Power and Telecommunication Electric System Revenue COP, MBIA Insured, 5.75%,
     7/01/30 ....................................................................................        3,305,000        3,642,771
   Alhambra City Elementary School District GO, Series A, FSA Insured, Pre-Refunded,
     5.60%, 9/01/24 .............................................................................        2,065,000        2,275,775
   Antelope Valley UHSD, GO, Series A, MBIA Insured, 5.00%, 2/01/27 .............................        5,000,000        5,250,450
   Arcata Joint Powers Financing Authority Wastewater Revenue, FSA Insured, 5.80%,
     12/01/22 ...................................................................................        1,080,000        1,164,769
   Atascadero CDA Tax Allocation, Redevelopment Project, XLCA Insured, 5.00%, 9/01/34 ...........        4,315,000        4,485,745
   Baldwin Park RDA Tax Allocation, Refunding, FSA Insured, 5.70%, 9/01/25 ......................        4,000,000        4,432,120
   Beaumont USD, COP, Refunding, Series A, FSA Insured, 5.80%, 1/01/21 ..........................        1,500,000        1,581,060
   Brea Olinda USD, GO, Series A, FGIC Insured, 5.60%, 8/01/20 ..................................        1,000,000        1,100,700
   Brentwood Infrastructure Financing Authority Infrastructure Revenue, Refunding, Series A, FSA
     Insured, 5.00%, 9/02/32 ....................................................................        3,800,000        3,946,566
   Cabrillo Community College District GO, Series C, AMBAC Insured, Pre-Refunded, 5.375%,
     5/01/26 ....................................................................................        5,400,000        6,003,828
   Calexico USD, CFD No. 1 Special Tax, AMBAC Insured, Pre-Refunded, 5.60%, 9/01/17 .............        2,930,000        3,135,569
   California Community College Financing Authority Lease Revenue, Grossmont Palomar and
     Shasta, Series A, MBIA Insured, 5.125%, 4/01/31 ............................................        3,030,000        3,207,134
   California Educational Facilities Authority Revenue,
       Pomona College, Series B, Pre-Refunded, 5.50%, 7/01/29 ...................................        4,455,000        4,877,468
       Stanford University, Refunding, Series O, 5.125%, 1/01/31 ................................       24,705,000       25,729,763
       Stanford University, Series N, 5.25%, 12/01/26 ...........................................        6,450,000        6,757,020
       Stanford University, Series N, 5.35%, 6/01/27 ............................................       21,250,000       22,214,962
       Stanford University, Series N, 5.20%, 12/01/27 ...........................................        6,000,000        6,253,920
       Student Loan Program, Series A, MBIA Insured, 6.00%, 3/01/16 .............................          900,000          939,456
       University of Southern California, Series C, Pre-Refunded, 5.125%, 10/01/28 ..............        3,845,000        4,051,592
   California Health Facilities Financing Authority Revenue,
       Catholic Healthcare West, Refunding, ACA Insured, 5.00%, 7/01/28 .........................       10,000,000       10,083,100
       Catholic Healthcare West, Refunding, Series A, MBIA Insured, 6.00%, 7/01/17 ..............        5,000,000        5,200,700
       Catholic Healthcare West, Series A, 5.00%, 7/01/28 .......................................       15,000,000       15,112,050
       Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25 .......        1,160,000        1,235,876
       Kaiser Permanente, Series A, ETM, 5.40%, 5/01/28 .........................................       15,400,000       15,882,020
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/18 ........................................        5,000,000        5,272,200
       Kaiser Permanente, Series B, ETM, 5.00%, 10/01/20 ........................................        4,000,000        4,206,080
       Marshall Hospital, Series A, California Mortgage Insured, 5.30%, 11/01/28 ................        3,325,000        3,432,797
       Northern California Presbyterian, 5.40%, 7/01/28 .........................................        5,000,000        5,066,800
       Orange County Health Facility, Series A, California Mortgage Insured, 6.20%, 11/01/24 ....        3,435,000        3,699,907
       Scripps Memorial Hospital, Series A, MBIA Insured, Pre-Refunded, 6.40%, 10/01/12 .........        3,500,000        3,500,000
       Senior Living, Aldersly, Series A, California Mortgage Insured, 5.25%, 3/01/32 ...........        2,000,000        2,074,360
       Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/19 ....................................        1,700,000        1,780,308


                                         Quarterly Statements of Investments | 3

FRANKLIN CALIFORNIA TAX-FREE TRUST

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   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
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
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   California Health Facilities Financing Authority Revenue (cont.)
       Sutter Health, Series A, MBIA Insured, 5.00%, 8/15/38 ....................................   $    4,000,000   $    4,116,360
       The Help Group, California Mortgage Insured, 5.40%, 8/01/22 ..............................        5,000,000        5,213,700
       True to Life Children's Services, Series A, California Mortgage Insured, 5.625%, 9/01/25 .        1,250,000        1,327,425
       UCSF-Stanford Health Care, Series A, FSA Insured, 5.00%, 11/15/28 ........................        9,530,000        9,816,662
   California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges, first
     lien, Series A, AMBAC Insured, 5.00%, 7/01/33 ..............................................        8,460,000        8,840,108
   California PCFA, PCR, Southern California Edison Co., Series C, MBIA Insured, 5.55%,
     9/01/31 ....................................................................................        4,800,000        5,073,552
   California Public School District Financing Authority Lease Revenue, Southern Kern USD,
     Series B, FSA Insured, ETM, 5.90%, 9/01/26 .................................................        1,615,000        1,918,927
   California State Department of Water Resources Central Valley Project Revenue, Water System,
     Series Q, MBIA Insured,
       5.375%, 12/01/27 .........................................................................          365,000          380,133
       Pre-Refunded, 5.375%, 12/01/27 ...........................................................          635,000          663,111
   California State Department of Water Resources Water Revenue,
       Central Valley Project, Refunding, Series AD, FSA Insured, 5.00%, 12/01/26 ...............        2,170,000        2,294,146
       Series W, FSA Insured, 5.125%, 12/01/29 ..................................................        5,000,000        5,242,800
   California State GO,
       5.00%, 10/01/27 ..........................................................................       30,790,000       31,975,723
       AMBAC Insured, 6.30%, 9/01/06 ............................................................        9,000,000        9,281,070
       FGIC Insured, 5.375%, 6/01/26 ............................................................        3,645,000        3,736,854
       FGIC Insured, Pre-Refunded, 5.375%, 6/01/26 ..............................................        1,355,000        1,391,300
       FSA Insured, Pre-Refunded, 5.50%, 9/01/29 ................................................       34,500,000       37,895,490
       MBIA Insured, 6.00%, 8/01/16 .............................................................          210,000          214,187
       MBIA Insured, 6.00%, 10/01/21 ............................................................           65,000           65,993
       MBIA Insured, 5.00%, 8/01/29 .............................................................       20,250,000       20,976,165
       Refunding, 5.125%, 6/01/31 ...............................................................       25,000,000       26,164,750
   California State Local Government Finance Authority Revenue, Marin Valley Mobile Country
     Club Park Acquisition, Senior Series A, FSA Insured, 5.80%, 10/01/20 .......................        4,275,000        4,581,560
   California State Public Works Board Lease Revenue, Department of Mental Health Hospital,
     Series A, AMBAC Insured, 5.00%,
       12/01/21 .................................................................................        4,100,000        4,315,619
       12/01/26 .................................................................................        5,675,000        5,898,028
   California State University Foundation Revenue, Monterey Bay, MBIA Insured, 5.35%,
     6/01/31 ....................................................................................        2,000,000        2,131,180
   California State University of Los Angeles Auxiliary Services Inc. Revenue, MBIA Insured,
     Pre-Refunded, 5.125%, 6/01/33 ..............................................................        3,200,000        3,502,368
   California State University Revenue and Colleges Revenue, Systemwide, Series A, AMBAC
     Insured, 5.00%, 11/01/33 ...................................................................       22,000,000       22,861,740
(a)California State University Revenue, Systemwide, Series C, MBIA Insured, 5.00%,
     11/01/28 ...................................................................................       23,215,000       24,414,983
   California Statewide CDA Revenue COP, John Muir/Mt. Diablo Health System, MBIA Insured,
     5.125%, 8/15/22 ............................................................................        5,000,000        5,223,900


4 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

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   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
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
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   California Statewide CDA,
       COP, California Mortgage Insured, 5.75%, 8/01/21 .........................................   $    9,585,000   $   10,324,962
       COP, Children's Hospital, Los Angeles, 5.25%, 8/15/29 ....................................       12,250,000       12,626,442
       COP, FSA Insured, 5.50%, 8/15/31 .........................................................        7,000,000        7,551,880
       COP, Kaiser Permanente, ETM, 5.30%, 12/01/15 .............................................        9,700,000       10,053,759
       COP, MBIA Insured, 5.00%, 4/01/18 ........................................................        3,000,000        3,127,290
       MFR, Silver Ridge Apartments, Mandatory Put 8/01/21, Series H, FNMA Insured, 5.80%,
        8/01/33 .................................................................................        2,785,000        2,969,646
   California Statewide CDA Revenue,
       Brentwood School, Series A, FSA Insured, 5.25%, 10/01/29 .................................        7,625,000        8,048,797
       Hospital Monterey Peninsula, Series B, FSA Insured, 5.25%, 6/01/23 .......................        2,000,000        2,156,520
       Refunding, California Mortgage Insured, 5.00%, 8/01/21 ...................................        2,035,000        2,124,540
   California Statewide CDA Water and Wastewater Revenue, Pooled Financing Program,
       Series A, FSA Insured, 5.00%, 10/01/32 ...................................................        9,320,000        9,681,709
       Series B, FSA Insured, 5.65%, 10/01/26 ...................................................        3,420,000        3,741,685
       Series B, FSA Insured, 5.75%, 10/01/29 ...................................................        1,465,000        1,594,242
   Cambria Community Services District Water and Wastewater Revenue, Refunding, Series A,
     MBIA Insured, 6.00%, 5/01/15 ...............................................................        1,330,000        1,359,965
   Campbell USD, GO, FSA Insured, 5.00%, 8/01/27 ................................................        7,150,000        7,483,691
   Castaic Lake Water Agency Revenue COP, Series A, MBIA Insured, 5.00%, 8/01/29 ................        8,000,000        8,297,680
   Chaffey Community College District GO,
       Refunding, Series A, FSA Insured, 5.00%, 7/01/27 .........................................          270,000          283,400
       Series A, FSA Insured, Pre-Refunded, 5.00%, 7/01/27 ......................................        5,480,000        6,040,494
   Chico PFAR, Merged Redevelopment Project Area, MBIA Insured, 5.125%, 4/01/24 .................        2,790,000        2,967,472
   Chino Basin Regional Financing Authority Revenue, Municipal Water District, Sewer System
     Project, Refunding, AMBAC Insured, 6.00%, 8/01/16 ..........................................        2,000,000        2,030,380
   Chula Vista Elementary School District GO, Election of 1998, Series F, MBIA Insured, 5.00%,
     8/01/28 ....................................................................................        2,685,000        2,819,599
   Clovis PFAR, 2001 Corp. Yard Project, AMBAC Insured, 5.00%, 3/01/27 ..........................        3,265,000        3,402,783
   Coachella Valley USD, GO, Election, Series A, FGIC Insured, 5.00%,
       8/01/27 ..................................................................................        3,650,000        3,855,714
       8/01/28 ..................................................................................        3,850,000        4,060,672
   Compton USD, GO, Election of 2002, Series B, MBIA Insured, 5.00%, 6/01/29 ....................        2,000,000        2,097,240
   Corona-Norco USD, COP, Refunding, FSA Insured, 5.125%,
       4/15/25 ..................................................................................        5,355,000        5,579,642
       4/15/29 ..................................................................................        2,540,000        2,639,111
   Coronado CDA Tax Allocation, Community Development Project, MBIA Insured, 5.375%,
     9/01/26 ....................................................................................        2,700,000        2,930,958
   Cucamonga County Water District COP, FGIC Insured, 5.00%, 9/01/29 ............................        5,070,000        5,273,763
   Culver City USD, GO, MBIA Insured,
       5.125%, 8/01/37 ..........................................................................          650,000          675,110
       5.20%, 8/01/38 ...........................................................................        3,285,000        3,433,646
   Delano USD, COP, Refinancing Project, MBIA Insured, 5.125%, 1/01/22 ..........................        1,620,000        1,803,125
   East Bay MUD Water System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 ...................       14,000,000       14,579,320
   El Dorado County Public Agency Financing Authority Revenue, FGIC Insured, 5.50%,
       2/15/16 ..................................................................................        2,250,000        2,317,275
       2/15/21 ..................................................................................        3,500,000        3,604,650


                                         Quarterly Statements of Investments | 5

FRANKLIN CALIFORNIA TAX-FREE TRUST

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   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
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
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   El Monte Water Authority Revenue, Water System Project, AMBAC Insured, 5.60%,
     9/01/34 ....................................................................................   $    1,800,000   $    1,984,716
   Escondido Joint Powers Financing Authority Lease Revenue, AMBAC Insured, 5.125%,
     9/01/30 ....................................................................................        3,770,000        3,926,380
   Escondido USD, GO, Series A, FSA Insured, 5.00%, 8/01/26 .....................................       11,665,000       12,198,790
   Eureka USD, GO, FSA Insured, 5.00%, 8/01/25 ..................................................        4,145,000        4,363,897
   Fairfield Suisun USD, GO,
       Election of 2002, MBIA Insured, 5.00%, 8/01/25 ...........................................        4,185,000        4,413,668
       MBIA Insured, 5.00%, 8/01/27 .............................................................       12,000,000       12,601,080
   Florin Resource Conservation District COP, Elk Grove Water Service, Refunding, Series A, MBIA
     Insured, 5.00%, 3/01/33 ....................................................................        5,000,000        5,200,200
   Folsom COP, Central Business District Fire Station, MBIA Insured, 5.125%, 10/01/26 ...........        2,030,000        2,153,485
   Foothill/Eastern Corridor Agency Toll Road Revenue, senior lien, Refunding, Series A, MBIA
     Insured, 5.00%, 1/01/35 ....................................................................       66,735,000       68,393,365
   Fremont UHSD Santa Clara County GO, Series C, FSA Insured, Pre-Refunded, 5.00%,
     9/01/26 ....................................................................................       10,000,000       10,964,200
   Fresno USD, GO, Refunding,
       Series B, MBIA Insured, 5.00%, 2/01/21 ...................................................        2,860,000        3,126,609
       Series C, MBIA Insured, 5.90%, 2/01/20 ...................................................        2,065,000        2,459,539
       Series C, MBIA Insured, 5.90%, 8/01/22 ...................................................        3,000,000        3,606,570
   Fullerton University Foundation Auxiliary Organization Revenue, Series A, MBIA Insured,
     5.75%,
       7/01/25 ..................................................................................        1,250,000        1,388,150
       7/01/30 ..................................................................................        1,000,000        1,104,510
   Gilroy USD, GO, Election of 2002, FGIC Insured, 5.00%, 8/01/30 ...............................        8,650,000        9,073,850
   Glendale USD, GO, Series C, FSA Insured, 5.50%, 9/01/24 ......................................        2,750,000        2,992,000
   Glendora PFAR Tax Allocation, Project No. 1, Series A, MBIA Insured, 5.00%, 9/01/24 ..........        5,000,000        5,280,300
   Grant Joint UHSD, GO, FSA Insured, Pre-Refunded, 5.00%, 8/01/26 ..............................        5,235,000        5,775,776
   Grossmont UHSD, COP, FSA Insured, Pre-Refunded, 5.75%, 9/01/26 ...............................        2,250,000        2,465,460
   Hemet USD, COP, Nutrition Center Project, FSA Insured, 5.875%, 4/01/27 .......................        1,250,000        1,326,425
   Hercules COP, Capital Improvement Projects, Refunding, AMBAC Insured, 6.00%, 6/01/15 .........          125,000          125,691
   Hollister RDA Tax Allocation, Community Development Project, Refunding, AMBAC Insured,
     5.125%, 10/01/32 ...........................................................................       19,815,000       21,006,476
   Huntington Beach City School District COP, MBIA Insured, 5.25%, 7/01/29 ......................        1,795,000        1,931,025
   Jefferson San Mateo County UHSD, GO, Refunding, Series A, MBIA Insured, 6.45%,
       8/01/25 ..................................................................................        3,045,000        3,911,424
       8/01/29 ..................................................................................        3,075,000        3,996,731
   Jurupa Community Services District Special Tax, CFD No. 2, Series A, AMBAC Insured, 5.00%,
     9/01/32 ....................................................................................        7,000,000        7,247,520
   Jurupa USD, COP, FSA Insured, 5.625%, 9/01/24 ................................................        1,600,000        1,768,976
   Kern Community College District COP, Refunding, MBIA Insured, 5.00%, 1/01/25 .................        7,800,000        8,130,174
   Kern County High School District GO, FSA Insured, ETM, 6.625%,
       8/01/14 ..................................................................................        1,535,000        1,879,301
       8/01/15 ..................................................................................        1,400,000        1,731,968
   Lancaster Financing Authority Tax Allocation Revenue, Subordinated, Redevelopment Projects
     No. 5 and 6, Series B, FGIC Insured, 5.00%, 2/01/35 ........................................        5,775,000        6,013,912
   Lodi COP, Wastewater Treatment Project, Refunding, AMBAC Insured, 6.70%, 8/01/26 .............        8,800,000        9,246,336


6 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

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   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Lodi Electric System Revenue COP, Series A, MBIA Insured, Pre-Refunded, 5.50%,
     1/15/32 ....................................................................................   $    4,000,000   $    4,343,440
   Lodi USD, GO, MBIA Insured, 5.00%, 8/01/23 ...................................................        2,150,000        2,265,326
   Long Beach Bond Finance Authority Lease Revenue,
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/19 .................        4,000,000        4,246,680
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.00%, 11/01/26 .................       11,000,000       11,519,530
       Aquarium of The South Pacific, Refunding, AMBAC Insured, 5.25%, 11/01/30 .................        2,000,000        2,129,220
       Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/26 ........................        6,780,000        7,058,183
       Public Safety Facilities Projects, AMBAC Insured, 5.00%, 11/01/31 ........................       10,500,000       10,885,455
   Long Beach Bond Finance Authority Tax Allocation Revenue, North Long Beach Redevelopment
     Projects, Series A, AMBAC Insured, 5.00%,
       8/01/25 ..................................................................................       13,550,000       14,104,872
       8/01/31 ..................................................................................       12,000,000       12,426,840
   Long Beach University School District GO, Election of 1999, Series C, MBIA Insured, 5.125%,
     8/01/31 ....................................................................................       13,870,000       14,574,457
   Los Angeles Community College District GO,
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 6/01/26 .....................................        4,000,000        4,361,760
       Series B, FSA Insured, 5.00%, 8/01/27 ....................................................        4,000,000        4,200,360
   Los Angeles COP,
       Municipal Improvement Corp. of Los Angeles AW, AMBAC Insured, 5.00%, 6/01/27 .............        5,895,000        6,165,345
       Real Property Program, MBIA Insured, 5.00%, 2/01/27 ......................................        9,890,000       10,274,622
   Los Angeles County COP, Antelope Valley Courthouse, Series A, AMBAC Insured, 5.25%,
       11/01/27 .................................................................................        2,500,000        2,637,400
       11/01/33 .................................................................................        2,500,000        2,675,250
   Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier, Refunding, Senior Series
     A, MBIA Insured, 5.25%, 7/01/27 ............................................................       27,870,000       29,275,484
   Los Angeles Harbor Department Revenue, Series B, MBIA Insured, 6.20%, 8/01/25 ................        2,500,000        2,583,350
   Los Angeles Mortgage Revenue, Refunding, Series I, MBIA Insured, 6.50%, 7/01/22 ..............          800,000          803,232
   Los Angeles Wastewater System Revenue, Refunding, MBIA Insured, 5.00%, 6/01/26 ...............       10,000,000       10,505,200
   Los Angeles Water and Power Revenue, Power System, Refunding, Series A, MBIA Insured,
     5.00%, 7/01/24 .............................................................................       12,000,000       12,573,600
   Lynwood PFA Tax Allocation, Project Area A, Series A, FSA Insured, 5.85%, 9/01/18 ............        1,765,000        1,959,221
   Lynwood PFA Water Revenue, Water System Improvement Project, MBIA Insured,
       5.85%, 6/01/22 ...........................................................................          665,000          729,538
       5.90%, 6/01/29 ...........................................................................        3,105,000        3,401,496
   Marin Municipal Water District COP, Financing Project, AMBAC Insured, 5.00%, 7/01/29 .........        1,200,000        1,254,348
   Mendocino County COP, Public Facilities Corp., MBIA Insured, 5.25%, 6/01/30 ..................        2,680,000        2,881,429
   Menlo Park CDA Tax Allocation, Las Pulgas Community Development Project, Refunding,
     AMBAC Insured, 5.375%, 6/01/22 .............................................................       10,000,000       10,346,700
   Metropolitan Water District Southern California Waterworks Revenue,
       Series A, MBIA Insured, Pre-Refunded, 5.00%, 7/01/30 .....................................        6,525,000        6,877,937
       Series C, MBIA Insured, Pre-Refunded, 5.00%, 7/01/27 .....................................        2,500,000        2,567,025
   Millbrae COP, Police Department Expansion, AMBAC Insured, 5.875%, 3/01/24 ....................        1,025,000        1,132,225
   Modesto Irrigation District COP, Capital Improvements, Series A, FSA Insured, 5.00%,
       7/01/26 ..................................................................................        5,000,000        5,197,750
       7/01/31 ..................................................................................        8,285,000        8,557,659


                                         Quarterly Statements of Investments | 7

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Modesto Wastewater Treatment Facility Revenue, MBIA Insured, Pre-Refunded, 5.75%,
     11/01/22 ...................................................................................   $   14,375,000   $   15,352,356
   Montebello Community RDA Tax Allocation,
       Housing, Series A, FSA Insured, 5.45%, 9/01/19 ...........................................        1,100,000        1,170,092
       Montebello Hills Redevelopment Project, Refunding, MBIA Insured, 5.60%, 3/01/19 ..........        2,460,000        2,510,996
   Montebello COP, Capital Improvement Project, Refunding, FSA Insured, 5.375%,
     11/01/26 ...................................................................................        8,715,000        9,435,992
   Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%, 8/01/26 ...............        4,000,000        4,212,560
   Morgan Hill USD, GO, FGIC Insured, 5.50%, 8/01/25 ............................................        3,840,000        4,183,565
   Mount Diablo USD,
       CFD No. 1 Special Tax, Refunding, AMBAC Insured, 5.75%, 8/01/15 ..........................        1,000,000        1,032,880
       CFD No. 1 Special Tax, Refunding, AMBAC Insured, 5.75%, 8/01/16 ..........................        2,270,000        2,344,638
       CFD No. 1 Special Tax, Refunding, AMBAC Insured, 5.375%, 8/01/19 .........................        7,290,000        7,504,618
       GO, Election of 2002, FGIC Insured, 5.00%, 7/01/25 .......................................        6,025,000        6,340,288
   Murrieta Valley USD, COP, MBIA Insured, 5.00%, 8/01/27 .......................................        2,380,000        2,499,214
   Natomas USD, GO, FSA Insured, 5.00%, 9/01/26 .................................................        2,535,000        2,675,363
   Nevada Irrigation District Revenue COP, Cascade Bench Flume Project, MBIA Insured, 5.50%,
     1/01/17 ....................................................................................        4,600,000        4,840,028
   Nevada Joint UHSD, GO,
       Series A, FSA Insured, 5.00%, 8/01/26 ....................................................        1,295,000        1,354,259
       Election of 2002, Series B, FSA Insured, 5.00%, 8/01/30 ..................................        2,565,000        2,680,271
   Norco RDA Tax Allocation, Redevelopment Project Area No. 1, MBIA Insured, 5.625%,
     3/01/30 ....................................................................................        1,000,000        1,100,170
   North City West School Facilities Financing Authority Special Tax, Refunding, Series B, FSA
     Insured,
       5.75%, 9/01/15 ...........................................................................        1,260,000        1,316,612
       6.00%, 9/01/19 ...........................................................................        2,500,000        2,617,875
   Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%,
     7/01/23 ....................................................................................        3,200,000        4,369,376
   Oak Valley Hospital District GO, Election of 2004, FGIC Insured, 5.00%,
       7/01/29 ..................................................................................        2,065,000        2,167,156
       7/01/30 ..................................................................................        2,230,000        2,338,512
       7/01/31 ..................................................................................        2,405,000        2,520,079
       7/01/32 ..................................................................................        2,590,000        2,711,834
       7/01/33 ..................................................................................        2,785,000        2,916,006
       7/01/35 ..................................................................................        6,210,000        6,502,118
   Oakland Revenue, 1800 Harrison Foundation, Series A, AMBAC Insured, Pre-Refunded,
     6.00%, 1/01/29 .............................................................................       10,000,000       11,105,300
   Oceanside COP, AMBAC Insured, 5.20%, 4/01/23 .................................................        2,500,000        2,664,175
   Orange County Sanitation Districts COP, FGIC Insured, 5.00%, 2/01/33 .........................        8,000,000        8,335,760
   Orinda COP, City Offices, AMBAC Insured, 5.00%, 7/01/30 ......................................        2,155,000        2,242,515
   Palm Springs Financing Authority Lease Revenue, Convention Center Project, Refunding,
     Series A, MBIA Insured, 5.00%, 11/01/25 ....................................................        2,295,000        2,403,967
   Parlier USD, GO, Series B, AMBAC Insured, 6.00%, 6/01/16 .....................................        1,130,000        1,176,002
   Pasadena Area Community College District GO, Election of 2002, Series A, FGIC Insured,
     5.00%, 6/01/28 .............................................................................        4,000,000        4,191,400
   Pasadena USD, GO, Series B, FGIC Insured, Pre-Refunded, 5.25%, 7/01/24 .......................        1,000,000        1,086,060


8 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Peralta Community College District GO, Election of 2000, Series B, MBIA Insured, 5.25%,
     8/01/32 ....................................................................................   $    8,450,000   $    9,028,909
   Perris CFD Special Tax, No. 93-1, Series A, AMBAC Insured, 5.125%, 8/15/23 ...................        4,000,000        4,271,200
   Placer County COP, Administrative and Emergency Services, MBIA Insured, 5.65%,
     6/01/24 ....................................................................................        4,000,000        4,244,600
   Plumas County COP, Capital Improvement Program, Series A, AMBAC Insured, 5.00%,
     6/01/33 ....................................................................................        3,280,000        3,432,225
   Pomona PFA Lease Revenue, Series AN, AMBAC Insured, 5.00%,
       10/01/30 .................................................................................        5,190,000        5,405,385
       10/01/35 .................................................................................        6,635,000        6,872,533
   Porterville COP, Sewer System Refining Project, Refunding, AMBAC Insured, 5.25%,
     10/01/23 ...................................................................................        3,000,000        3,156,000
   Poway RDA, Tax Allocation,
       Paguay Redevelopment Project, AMBAC Insured, 5.00%, 12/15/25 .............................        9,195,000        9,589,098
       Refunding, MBIA Insured, 5.75%, 6/15/33 ..................................................       11,475,000       12,853,377
   Rancho Cucamonga RDA Tax Allocation, Rancho Redevelopment Project,
       Housing Set Aside, MBIA Insured, 5.25%, 9/01/26 ..........................................        2,000,000        2,077,320
       Refunding, FSA Insured, 5.25%, 9/01/20 ...................................................        2,500,000        2,687,750
   Redding Joint Powers Financing Authority Lease Revenue, Civic Center Project, Series A, MBIA
     Insured,
       5.75%, 3/01/19 ...........................................................................        3,090,000        3,245,273
       5.25%, 3/01/26 ...........................................................................           75,000           78,256
   Redwood City School District GO, FGIC Insured, 5.00%, 7/15/27 ................................        3,000,000        3,132,900
   Rescue USD, GO, Election of 1998, MBIA Insured, 5.00%, 9/01/30 ...............................        7,015,000        7,361,190
   Ripon RDA Tax Allocation, Community Redevelopment Project, MBIA Insured, 5.85%,
     11/01/30 ...................................................................................        3,975,000        4,436,736
   Riverside County COP, Historic Courthouse, MBIA Insured, Pre-Refunded, 5.875%,
     11/01/27 ...................................................................................        3,000,000        3,222,690
   Rowland USD, GO, Series A, FSA Insured, Pre-Refunded, 5.25%, 9/01/25 .........................        5,685,000        6,264,131
   Sacramento Area Flood Control Agency Special Assessment,
       Capital AD No. 2, FGIC Insured, Pre-Refunded, 5.80%, 11/01/16 ............................        1,000,000        1,051,520
       Operation and Maintenance, FGIC Insured, 5.80%, 11/01/16 .................................        1,475,000        1,550,992
       Operation and Maintenance, FGIC Insured, 5.90%, 11/01/25 .................................        2,690,000        2,831,413
   Sacramento City Financing Authority Revenue,
       Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/26 ..............        8,395,000        9,134,516
       Capital Improvement, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 12/01/32 ..............       21,500,000       23,393,935
       City Hall and Redevelopment Projects, Series A, FSA Insured, Pre-Refunded, 5.00%,
        12/01/28 ................................................................................       10,000,000       10,981,600
   Sacramento County Airport System Revenue, Series A, MBIA Insured, 6.00%, 7/01/17 .............        5,920,000        6,140,283
   Sacramento County Sanitation District Financing Authority Revenue, Sacramento Regional
     County Sanitation, Series A, AMBAC Insured, 5.00%, 12/01/35 ................................       10,000,000       10,486,000
   Salida Area Public Facilities Financing Agency CFD No. 1988-1 Special Tax, FSA Insured,
     5.75%, 9/01/30 .............................................................................        3,435,000        3,804,537
   Salida USD, COP, Financing Project, AMBAC Insured, 5.375%, 5/01/26 ...........................        1,645,000        1,648,093
   San Bernardino County COP, 1997 Public Improvement Financing Project, MBIA Insured,
     5.25%, 10/01/25 ............................................................................        7,000,000        7,402,990
   San Buenaventura Public Facilities Financing Authority Lease Revenue, Refunding, FSA
     Insured, 5.75%, 6/01/14 ....................................................................        2,250,000        2,305,620


                                         Quarterly Statements of Investments | 9

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   San Carlos School District GO, MBIA Insured, Pre-Refunded, 5.50%, 10/01/24 ...................   $    2,110,000   $    2,340,159
   San Diego Public Facilities Financing Authority Sewer Revenue, Series B, FGIC Insured,
     5.25%, 5/15/27 .............................................................................        2,950,000        3,071,216
   San Francisco BART District Sales Tax Revenue,
       AMBAC Insured, 5.00%, 7/01/28 ............................................................        2,795,000        2,879,968
       AMBAC Insured, Pre-Refunded, 5.00%, 7/01/28 ..............................................        5,205,000        5,531,562
       FGIC Insured, Pre-Refunded, 5.50%, 7/01/26 ...............................................        6,500,000        7,116,395
       FGIC Insured, Pre-Refunded, 5.50%, 7/01/34 ...............................................       12,000,000       13,137,960
   San Francisco City and County Airports Commission International Airport Revenue, Refunding,
     Second Series 28A, MBIA Insured, 5.125%,
       5/01/24 ..................................................................................        9,745,000       10,223,479
       5/01/27 ..................................................................................       16,575,000       17,215,458
   San Francisco City and County Public Utilities Commission Water Revenue, Refunding,
     Series A, FSA Insured, 5.00%, 11/01/31 .....................................................        3,885,000        4,041,488
   San Francisco Community College District GO, Series A, FGIC Insured, 5.00%, 6/15/26 ..........        6,000,000        6,305,820
   San Francisco State University Foundation Inc. Auxiliary Organization Housing Revenue, MBIA
     Insured, 5.00%, 9/01/31 ....................................................................       13,415,000       13,937,917
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
       Refunding, Series A, MBIA Insured, 5.375%, 1/15/29 .......................................       18,075,000       18,811,918
       Refunding, Series A, MBIA Insured, 5.25%, 1/15/30 ........................................       11,860,000       12,378,519
       senior lien, MBIA Insured, 5.00%, 1/01/33 ................................................       10,035,000       10,130,332
   San Jose Financing Authority Lease Revenue, Civic Center Project, Series B, AMBAC Insured,
     5.00%, 6/01/27 .............................................................................       10,000,000       10,377,400
   San Jose MFHR, Sixth and Martha Family Apartments, FNMA Insured, 5.875%, 3/01/33 .............        3,500,000        3,657,325
   San Juan USD, GO, Election of 1998, Series A, MBIA Insured, 5.00%, 8/01/28 ...................        5,115,000        5,364,254
   San Leandro COP, Library and Fire Stations Financing, AMBAC Insured, 5.75%, 11/01/29 .........        5,000,000        5,526,300
   San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3, Series A,
     MBIA Insured,
       5.75%, 10/01/29 ..........................................................................        5,340,000        5,983,256
       5.80%, 10/01/30 ..........................................................................        7,800,000        8,738,262
   San Mateo GO, Library Improvement Project, Series A, AMBAC Insured, 5.25%, 8/01/30 ...........        5,790,000        6,220,718
   Santa Clara COP, Refunding, AMBAC Insured, 5.00%, 2/01/27 ....................................        5,555,000        5,800,253
   Santa Clara County Financing Authority Lease Revenue, Refunding, Series A, AMBAC Insured,
     5.00%, 11/15/22 ............................................................................        3,950,000        4,129,607
   Santa Fe Springs PFA Water Revenue, Series A, MBIA Insured, Pre-Refunded, 5.90%,
       5/01/21 ..................................................................................          900,000          934,155
       5/01/26 ..................................................................................        1,190,000        1,235,161
   Santa Monica Community College District GO, Series B, AMBAC Insured, 5.75%, 7/01/20 ..........        1,495,000        1,534,722
   Santa Monica PFA Lease Revenue, Civic Center Parking Project, XLCA Insured, 5.00%,
     7/01/33 ....................................................................................       11,050,000       11,485,259
   Santa Rosa Wastewater Revenue, Series B, FGIC Insured, 5.125%, 9/01/31 .......................        4,000,000        4,231,360
   Santa Rosa Wastewater Service Facilities District Revenue, Refunding and Improvement,
     AMBAC Insured, 6.00%, 7/02/15 ..............................................................        2,000,000        2,353,540
   Sequoia UHSD, GO, Refunding, FSA Insured, 5.00%, 7/01/28 .....................................        3,060,000        3,239,775
   Sonoma CDA Tax Allocation, Redevelopment Project, MBIA Insured, 5.70%, 12/01/30 ..............        3,455,000        3,816,151
   Sonoma Valley USD, GO, FSA Insured, 6.00%, 7/15/21 ...........................................        2,400,000        2,481,480
   South Gate COP, Series A, AMBAC Insured, 5.00%, 9/01/24 ......................................        3,155,000        3,314,454


10 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   South San Francisco COP, 5.00%, 4/01/29 ......................................................   $    2,000,000   $    2,046,200
   Southern Mono Health Care District GO, Series A, MBIA Insured, 5.00%, 8/01/24 ................        3,005,000        3,144,342
   Southern Public Power Authority Power Projects Revenue, Series A, AMBAC Insured, 5.00%,
     7/01/33 ....................................................................................       29,000,000       30,302,970
   Stanislaus County Board of Education COP, FSA Insured, 5.70%, 9/01/24 ........................        2,000,000        2,199,020
   Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series B, FSA
     Insured, 5.90%, 7/01/12 ....................................................................        2,490,000        2,648,937
   Stockton Revenue COP, Wastewater System Project, Refunding, Series A, MBIA Insured,
     5.00%, 9/01/23 .............................................................................        6,500,000        6,879,990
   Susanville PFAR, MBIA Insured, 5.70%, 6/01/30 ................................................        3,000,000        3,307,590
   Tahoe-Truckee Joint USD, GO, Series B, FGIC Insured, Pre-Refunded, 5.95%, 9/01/20 ............        3,620,000        3,793,760
   Tahoe-Truckee USD, GO, ID No. 2, Series A, FGIC Insured, Pre-Refunded, 5.75%,
     8/01/20 ....................................................................................        4,340,000        4,798,217
   Thousand Oaks RDA Tax Allocation, Thousand Oaks Boulevard Redevelopment, Refunding,
     MBIA Insured, 5.375%, 12/01/25 .............................................................        2,390,000        2,446,739
   Tri-City Hospital District Revenue,
       MBIA Insured, 6.00%, 2/01/22 .............................................................        2,350,000        2,362,220
       Refunding, Series A, MBIA Insured, 5.625%, 2/15/17 .......................................        2,750,000        2,830,685
   Truckee PFA Lease Revenue, Series A, AMBAC Insured, Pre-Refunded, 6.00%, 11/01/30 ............        1,990,000        2,203,348
   Turlock Auxiliary Organization Revenue COP, California State University, Stanislaus
     Foundation, MBIA Insured, 5.875%, 6/01/22 ..................................................        2,000,000        2,077,800
   Turlock PFA Sewer Revenue, FGIC Insured, 5.50%, 9/15/29 ......................................        6,855,000        7,450,014
   Union City CRDA Tax Allocation Revenue, Community Redevelopment Project, AMBAC Insured,
     5.75%, 10/01/32 ............................................................................       14,100,000       15,616,455
   University of California Revenues, Multi Purpose Projects,
       Series H, FGIC Insured, Pre-Refunded, 5.50%, 9/01/28 .....................................        2,500,000        2,647,075
       Series K, 5.00%, 9/01/23 .................................................................        3,160,000        3,269,526
       Series M, FGIC Insured, 5.125%, 9/01/30 ..................................................        8,720,000        9,152,250
   Vacaville PFA Tax Allocation Revenue, Vacaville Redevelopment Projects, FSA Insured, 5.00%,
     9/01/31 ....................................................................................        5,095,000        5,254,932
   Vacaville USD, GO, Election of 2001, MBIA Insured, 5.00%, 8/01/30 ............................        7,670,000        8,077,124
   Vallejo Revenue, Water Improvement Project, Refunding, Series A, FSA Insured, 5.875%,
     5/01/26 ....................................................................................       12,500,000       12,956,625
   Vista USD, GO, Series A, FSA Insured, 5.25%, 8/01/25 .........................................        5,000,000        5,354,250
   Washington Township Health Care District Revenue,
       5.00%, 7/01/18 ...........................................................................        2,000,000        2,063,400
       5.125%, 7/01/23 ..........................................................................          450,000          462,888
   Washington USD, GO, Yolo County Election of 1999, Series A, FGIC Insured, 5.375%,
     8/01/25 ....................................................................................        2,045,000        2,211,422
   West Basin Municipal Water District Revenue COP,
       1992 Project, Refunding, Series A, AMBAC Insured, 5.50%, 8/01/17 .........................        3,370,000        3,551,946
       Refunding, Series A, MBIA Insured, 5.00%, 8/01/24 ........................................        2,500,000        2,638,850
       Refunding, Series A, MBIA Insured, 5.00%, 8/01/30 ........................................        5,745,000        5,997,780
   Westlands Water District Revenue COP,
       MBIA Insured, 5.00%, 9/01/29 .............................................................       11,775,000       12,265,900
       Series A, MBIA Insured, 5.00%, 9/01/35 ...................................................        1,460,000        1,515,422
   Woodland Finance Authority Lease Revenue, Capital Projects, Refunding, XLCA Insured,
     5.00%, 3/01/32 .............................................................................        6,340,000        6,630,182


                                        Quarterly Statements of Investments | 11

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Yucaipa-Sweetwater School Facilities Financing Authority Special Tax Revenue, Sweetwater,
     Series A, MBIA Insured, 5.70%, 9/01/19 .....................................................   $    4,000,000   $    4,124,040
                                                                                                                     --------------
   TOTAL BONDS (COST $1,635,994,062).............................................................                     1,766,295,710
                                                                                                                     --------------
   ZERO COUPON/STEP-UP BONDS 8.8%
   CALIFORNIA 8.8%
   Acalanes UHSD, GO, Capital Appreciation, Election of 2002, Series A, FGIC Insured,
     8/01/25 ....................................................................................        9,045,000        3,121,791
   Alameda Corridor Transportation Authority Revenue, AMBAC Insured, zero cpn. to 10/01/12,
       5.25% thereafter, 10/01/21 ...............................................................       64,660,000       48,732,949
       5.45% thereafter, 10/01/25 ...............................................................       25,000,000       18,583,500
   Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B,
     FGIC Insured, 9/01/27 ......................................................................        3,035,000        1,062,341
   California HFAR, Home Mortgage, Series N, AMBAC Insured, 8/01/31 .............................          575,000          444,958
   Corona-Norco USD, GO,
       Series B, FSA Insured, 9/01/23 ...........................................................        2,320,000        1,009,780
       Series B, FSA Insured, 9/01/24 ...........................................................        2,620,000        1,080,593
       Series B, FSA Insured, 3/01/25 ...........................................................        1,400,000          559,790
       Series C, FGIC Insured, 9/01/25 ..........................................................        4,655,000        1,817,824
       Series C, FGIC Insured, 9/01/26 ..........................................................        6,080,000        2,250,938
   Foothill/Eastern Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding, MBIA
     Insured,
       1/15/17 ..................................................................................       20,000,000       11,494,000
       1/15/18 ..................................................................................       25,000,000       13,509,250
       1/15/19 ..................................................................................        5,970,000        3,037,655
   Fullerton School District GO, Capital Appreciation, Series A, FGIC Insured, 8/01/23 ..........        3,030,000        1,323,928
   Grossmont UHSD, GO, Capital Appreciation, Election of 2004, FSA Insured, 8/01/24 .............        5,110,000        2,115,795
   Lancaster School District GO, Capital Appreciation, Election of 1999, MBIA Insured,
       8/01/25 ..................................................................................        5,495,000        2,154,315
       7/01/26 ..................................................................................        5,965,000        2,225,959
   Newark USD, GO, Capital Appreciation,
       Series B, FGIC Insured, 8/01/24 ..........................................................        9,905,000        3,593,534
       Series C, FSA Insured, 8/01/22 ...........................................................        2,165,000          939,718
       Series C, FSA Insured, 8/01/23 ...........................................................        2,465,000        1,003,132
       Series C, FSA Insured, 8/01/24 ...........................................................        2,560,000          981,990
       Series C, FSA Insured, 8/01/25 ...........................................................        2,705,000          978,047
   Patterson Joint USD, GO, Series A, FGIC Insured,
       8/01/22 ..................................................................................        1,900,000          875,406
       8/01/23 ..................................................................................        1,985,000          867,326
       8/01/24 ..................................................................................        2,075,000          859,154
       8/01/25 ..................................................................................        2,170,000          850,748
       8/01/26 ..................................................................................        2,265,000          841,878
   San Bernardino County SFMR, Series A, GNMA Secured, ETM, 5/01/22 .............................       28,405,000       11,843,749


12 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ZERO COUPON/STEP-UP BONDS (CONT.)
   CALIFORNIA (CONT.)
   San Gabriel USD, GO, Capital Appreciation, Series A, FSA Insured,
       8/01/26 ..................................................................................   $    3,530,000   $    1,312,066
       2/01/27 ..................................................................................        1,850,000          665,908
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
     Refunding, Series A, MBIA Insured, 1/15/26 .................................................       13,155,000        4,968,380
   San Marino USD, GO, Series A, MBIA Insured, 7/01/25 ..........................................        6,080,000        2,393,088
   Santa Ana USD, COP, Capital Appreciation Financing Project, FSA Insured, 4/01/24 .............       14,245,000        5,991,020
   Southern Kern USD, COP, Convertible Capital Appreciation Building Program, Series B, FSA
     Insured, zero cpn. to 3/01/06, 5.625% thereafter, 9/01/26 ..................................        2,250,000        2,280,172
   Southern Mono Health Care District Revenue, Capital Appreciation, Series A, MBIA
     Insured,
       8/01/28 ..................................................................................        2,340,000          759,798
       8/01/29 ..................................................................................        2,440,000          747,177
       8/01/30 ..................................................................................        2,550,000          737,639
       8/01/31 ..................................................................................        2,660,000          728,281
   Union Elementary School District GO, Capital Appreciation,
       Series A, FGIC Insured, 9/01/24 ..........................................................        2,000,000          817,300
       Series B, FGIC Insured, 9/01/25 ..........................................................        5,500,000        2,127,070
       Series B, FGIC Insured, 9/01/26 ..........................................................        5,850,000        2,143,791
   Vista USD, GO, Capital Appreciation, Series A, FSA Insured,
       8/01/26 ..................................................................................        7,150,000        2,657,583
       2/01/27 ..................................................................................        4,795,000        1,725,960
   Western Placer USD Financing Corp. COP, Capital Appreciation, FSA Insured, zero cpn. to
     11/01/05, 5.55% thereafter, 11/01/30 .......................................................        6,930,000        6,979,342
                                                                                                                     --------------
   TOTAL ZERO COUPON/STEP-UP BONDS (COST $155,615,590)...........................................                       175,194,623
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $1,791,609,652).............................................                     1,941,490,333
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 3.1%
   BONDS 3.1%
   CALIFORNIA 3.1%
(b)California State Department of Water Resources Power Supply Revenue,
       Series B-4, Daily VRDN and Put, 2.78%, 5/01/22 ...........................................        8,950,000        8,950,000
       Series B-5, Daily VRDN and Put, 2.77%, 5/01/22 ...........................................        5,800,000        5,800,000
       Series B-6, Daily VRDN and Put, 2.77%, 5/01/22 ...........................................        1,000,000        1,000,000
       Series C-7, FSA Insured, Weekly VRDN and Put, 2.70%, 5/01/22 .............................        1,400,000        1,400,000
(b)California State Economic Recovery Revenue,
       Series C-2, Weekly VRDN and Put, 2.77%, 7/01/23 ..........................................        1,300,000        1,300,000
       Series C-3, Daily VRDN and Put, 2.77%, 7/01/23 ...........................................       16,200,000       16,200,000
       Series C-5, Daily VRDN and Put, 2.89%, 7/01/23 ...........................................        5,325,000        5,325,000
       Series C-6, Weekly VRDN and Put, 2.78%, 7/01/23 ..........................................        7,300,000        7,300,000
       Series C-7, Daily VRDN and Put, 2.78%, 7/01/23 ...........................................        9,800,000        9,800,000
       Series C-9, Daily VRDN and Put, 2.78%, 7/01/23 ...........................................        2,600,000        2,600,000


                                        Quarterly Statements of Investments | 13

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INSURED TAX-FREE INCOME FUND                                                PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
(b)California State GO, Kindergarten University, Series B-3, Daily VRDN and Put, 2.77%,
       5/01/34 ..................................................................................   $      600,000   $      600,000
(b)Irvine Ranch Water District Revenue, Nos. 140 240 105 and 250, Daily VRDN and Put,
       2.77%, 4/01/33 ...........................................................................        1,000,000        1,000,000
                                                                                                                     --------------
     TOTAL SHORT TERM INVESTMENTS (COST $61,275,000).............................................                        61,275,000
                                                                                                                     --------------
     TOTAL INVESTMENTS (COST $1,852,884,652) 100.3%..............................................                     2,002,765,333
     OTHER ASSETS, LESS LIABILITIES (0.3)%.......................................................                        (6,072,376)
                                                                                                                     --------------
     NET ASSETS 100.0%...........................................................................                    $1,996,692,957
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 31.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 98.0%
   BONDS 92.7%
   CALIFORNIA 90.5%
   ABAG Finance Authority for Nonprofit Corps. COP,
       Partner North County Health Project, 5.50%, 3/01/06 ......................................   $      170,000   $      171,437
       Rhoda Haas Goldman Plaza, California Mortgage Insured, 5.125%, 5/15/15 ...................        3,000,000        3,154,860
   ABAG Finance Authority for Nonprofit Corps. Revenue, San Diego Hospital Assn., Series C,
       5.125%, 3/01/18 ..........................................................................        2,695,000        2,796,413
       5.25%, 3/01/19 ...........................................................................        2,315,000        2,413,897
   ABAG Revenue, Refunding, Series A-E,
       5.00%, 9/15/06 ...........................................................................          595,000          603,098
       5.05%, 9/15/07 ...........................................................................          610,000          626,177
       5.40%, 9/15/14 ...........................................................................        2,455,000        2,510,753
   ABAG Water and Wastewater Revenue, Pooled Financing Program, Series A, FSA Insured,
     5.00%, 10/01/10 ............................................................................        3,035,000        3,251,942
   Alameda-Contra Costa Transportation District COP, Refunding, AMBAC Insured, 4.375%,
     8/01/14 ....................................................................................        1,330,000        1,375,872
   Anaheim UHSD, GO, Refunding, FSA Insured, 5.00%, 8/01/18 .....................................        4,740,000        5,125,646
   Antelope Valley UHSD, GO, Series A, MBIA Insured,
       4.50%, 8/01/13 ...........................................................................        1,230,000        1,308,277
       4.625%, 8/01/14 ..........................................................................        1,250,000        1,331,350
   Antioch PFA Reassessment Revenue, sub. lien, Series B, 5.40%, 9/02/07 ........................        1,080,000        1,102,691
   Brentwood Infrastructure Financing Authority Revenue, Refunding, Series A, FSA Insured,
     4.00%, 9/02/17 .............................................................................        1,485,000        1,476,610
   Burbank Electric Revenue, MBIA Insured, 4.00%,
       6/01/11 ..................................................................................        1,000,000        1,037,380
       6/01/12 ..................................................................................        1,000,000        1,034,230
   Burbank USD, GO, Election of 1997, Series C, FGIC Insured, 4.00%, 8/01/12 ....................        2,500,000        2,587,475
   Burbank Water and Power Electric Revenue, MBIA Insured, 4.00%, 6/01/11 .......................        5,045,000        5,052,315
   California Educational Facilities Authority Revenue,
       Pooled College and University Projects, Series B, Pre-Refunded, 6.125%, 4/01/13 ..........        1,000,000        1,066,120
       Stanford University, Refunding, Series R, 4.00%, 11/01/11 ................................        1,000,000        1,039,890
   California Health Facilities Financing Authority Revenue,
       The Episcopal Home, California Mortgage Insured, 4.625%, 2/01/12 .........................        1,350,000        1,395,131
       The Episcopal Home, California Mortgage Insured, 4.75%, 2/01/13 ..........................        1,200,000        1,255,920
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/13 ........................................        5,000,000        5,366,550
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/14 ........................................        2,000,000        2,142,460
       Kaiser Permanente, Series B, ETM, 5.25%, 10/01/16 ........................................        3,850,000        4,117,382
       Paradise Valley Estates, California Mortgage Insured, 3.875%, 1/01/09 ....................        1,555,000        1,555,156
       Paradise Valley Estates, California Mortgage Insured, 4.125%, 1/01/10 ....................        1,000,000        1,025,570
       Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/11 .....................        1,480,000        1,562,125
       Paradise Valley Estates, California Mortgage Insured, 4.375%, 1/01/12 ....................        1,000,000        1,027,700
       Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/13 .....................        1,815,000        1,938,583
       Paradise Valley Estates, California Mortgage Insured, 5.00%, 1/01/14 .....................        1,635,000        1,741,013
       Sutter Health, Refunding, Series A, MBIA Insured, 5.875%, 8/15/16 ........................        3,750,000        3,916,238
   California HFAR, SFM Purchase, Class III, Series A-1, MBIA Insured, 5.70%, 8/01/11 ...........          565,000          578,001
   California State Department of Water Resources Central Valley Project Revenue, Water System,
       Refunding, Series S, 5.00%, 12/01/19 .....................................................        1,915,000        2,000,371
       Series S, Pre-Refunded, 5.00%, 12/01/19 ..................................................        2,085,000        2,196,714


                                        Quarterly Statements of Investments | 15

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   California State Department of Water Resources Power Supply Revenue, Series A,
       5.50%, 5/01/12 ...........................................................................   $    2,000,000   $    2,211,960
       5.125%, 5/01/18 ..........................................................................        2,500,000        2,668,375
   California State Department of Water Resources Water Revenue, Central Valley Project,
       Series AD, FSA Insured, 5.00%, 12/01/20 ..................................................        5,000,000        5,359,700
       Series Z, FGIC Insured, 3.50%, 12/01/12 ..................................................        5,000,000        5,015,550
   California State Economic Recovery Revenue, Series A, 5.00%, 7/01/15 .........................       10,670,000       11,564,359
   California State GO,
       5.00%, 11/01/12 ..........................................................................          665,000          714,609
       5.25%, 2/01/14 ...........................................................................        4,000,000        4,391,920
       5.25%, 6/01/16 ...........................................................................          630,000          645,454
       Pre-Refunded, 5.00%, 11/01/12 ............................................................        1,335,000        1,455,858
       Pre-Refunded, 5.25%, 6/01/16 .............................................................        1,370,000        1,405,141
       Refunding, 5.00%, 12/01/05 ...............................................................        7,000,000        7,024,220
       Refunding, 4.00%, 2/01/10 ................................................................        6,900,000        7,084,437
       Refunding, MBIA Insured, 5.00%, 2/01/18 ..................................................        1,175,000        1,233,374
       Veterans, Series B, 5.00%, 12/01/12 ......................................................        2,000,000        2,025,660
       Veterans, Series B, 5.25%, 12/01/15 ......................................................        2,310,000        2,382,557
       Veterans, Series B, 5.375%, 12/01/16 .....................................................          605,000          616,338
   California State Public Works Board Lease Revenue,
       Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18 ...................        1,325,000        1,360,073
       Various Community College Projects, Refunding, Series C, 5.50%, 9/01/09 ..................        1,555,000        1,619,268
(a)California State University Revenue, Systemwide, Series C, MBIA Insured, 5.00%, 11/01/18 .....        5,000,000        5,393,800
   California Statewide CDA Revenue,
       Daughters of Charity Health, Series G, 5.25%, 7/01/13 ....................................        1,000,000        1,070,740
       Daughters of Charity Health, Series G, 5.00%, 7/01/22 ....................................        5,000,000        5,131,500
       Insured Health Facilities, Jewish Home, California Mortgage Insured, 5.00%, 11/15/18 .....        3,000,000        3,154,980
       Kaiser Permanente, Mandatory Put 5/01/11, Series I, 3.45%, 4/01/35 .......................        5,000,000        4,920,150
       Kaiser Permanente, Mandatory Put 6/01/12, Series C, 3.85%, 11/01/29 ......................       10,000,000        9,958,900
       Mission Community, California Mortgage Insured, 4.40%, 11/01/10 ..........................        1,100,000        1,144,583
       Mission Community, California Mortgage Insured, 4.50%, 11/01/11 ..........................        1,145,000        1,196,285
       Viewpoint School, ACA Insured, 4.50%, 10/01/17 ...........................................          460,000          459,995
       Viewpoint School, ACA Insured, 4.75%, 10/01/18 ...........................................          480,000          487,368
   California Statewide CDA, COP,
       California Lutheran Homes, ETM, 5.375%, 11/15/06 .........................................        1,000,000        1,027,500
       Kaiser Permanente, ETM, 5.30%, 12/01/15 ..................................................        2,000,000        2,072,940
       St. Joseph Health System Obligation Group, 5.25%, 7/01/11 ................................        1,005,000        1,066,416
       St. Joseph Health System, Refunding, 5.00%, 7/01/12 ......................................        2,180,000        2,272,236
   Cathedral City 1915 Act Special Assessment, Ltd. Obligation, Cove ID 04-02, 5.00%,
     9/02/24 ....................................................................................        1,005,000        1,002,518
   Central Joint Powers Health Financing Authority COP, Community Hospitals of Central
     California,
       5.125%, 2/01/13 ..........................................................................        1,375,000        1,424,803
       5.25%, 2/01/14 ...........................................................................        1,435,000        1,488,755
       5.75%, 2/01/16 ...........................................................................        1,585,000        1,674,061
   Central Valley Financing Authority Cogeneration Project Revenue, Carson Ice General Project,
     Refunding, MBIA Insured, 5.00%, 7/01/17 ....................................................        2,000,000        2,109,220


16 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Cerritos PFAR Tax Allocation, Redevelopment Project, Series A, AMBAC Insured, 3.00%,
     11/01/11 ...................................................................................   $    2,585,000   $    2,521,693
   Chaffey Community College District COP, Pre-Refunded, 5.10%, 9/01/13 .........................        1,860,000        2,004,689
   Clovis MFR, Mandatory Put 11/01/10, Refunding, FNMA Insured, 5.10%, 11/01/30 .................        4,105,000        4,232,337
   Coalinga COP, Custody Facility, Refunding, 4.25%, 4/01/10 ....................................        1,000,000        1,019,650
   Compton Community College District GO, Series 2004-A, MBIA Insured, 4.25%, 7/01/16 ...........        1,025,000        1,055,125
   Compton COP, Civic Center and Capital Improvement, Refunding, Series A,
       5.00%, 9/01/08 ...........................................................................        4,340,000        4,487,864
       5.50%, 9/01/15 ...........................................................................        1,180,000        1,233,784
   Conejo Valley USD, GO, Election of 1998, Series D, FGIC Insured, 4.50%,
       8/01/18 ..................................................................................        3,850,000        3,985,943
       8/01/19 ..................................................................................        4,000,000        4,120,240
   Contra Costa Community College District GO, Election of 2002, FGIC Insured, 4.75%,
     8/01/18 ....................................................................................        2,450,000        2,552,680
   Contra Costa County Public Financing Lease Revenue, Refunding, Series B, MBIA Insured,
     4.00%, 6/01/13 .............................................................................        1,065,000        1,092,509
   Corona-Norco USD, PFA Special Tax Revenue, Series A, 5.25%, 9/01/25 ..........................        2,235,000        2,257,238
   Corona PFA Lease Revenue, City Hall Project, Series B, MBIA Insured,
       3.75%, 9/01/13 ...........................................................................        1,000,000        1,008,460
       4.00%, 9/01/14 ...........................................................................        1,210,000        1,234,866
   Duarte RDA Tax Allocation, Merged Redevelopment Project Area, Refunding, 5.125%,
     10/01/16 ...................................................................................        4,200,000        4,281,102
   Fairfax School District GO, Election of 2000, Series A, FGIC Insured, 5.00%, 11/01/17 ........          895,000          968,041
   Fairfield Suisun Sewer District Sewer Revenue, Series A, Refunding, FGIC Insured, 5.00%,
     5/01/12 ....................................................................................          600,000          646,254
   Folsom PFA Lease Revenue, City Hall and Community Center, Refunding, FSA Insured,
     5.00%, 10/01/17 ............................................................................        1,275,000        1,370,204
   Foothill/Eastern Corridor Agency Toll Road Revenue, Refunding, MBIA Insured, 5.00%,
     1/15/16 ....................................................................................        1,000,000        1,067,680
   Fremont UHSD Santa Clara County GO, Series C, FSA Insured, Pre-Refunded, 4.25%,
     9/01/13 ....................................................................................        1,310,000        1,376,338
   Fresno USD, GO, Election of 2001, Series D, MBIA Insured, 5.00%, 8/01/21 .....................        1,355,000        1,444,796
   Galt Capital Improvements Authority Lease Revenue, Culture and Recreation Improvement
     Project, 5.00%, 4/01/12 ....................................................................        2,390,000        2,482,374
   Galt Middle School Joint Powers Authority Special Tax, CFD No. 1, Refunding, 5.40%,
     9/01/12 ....................................................................................        1,955,000        2,053,786
   Garden Grove Agency Community Development Tax Allocation, Garden Grove Community
     Project, Refunding, AMBAC Insured, 4.25%, 10/01/13 .........................................        2,025,000        2,114,242
   Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, ETM, 5.00%,
     6/01/12 ....................................................................................        1,500,000        1,616,790
   Hi-Desert Memorial Health Care District Revenue, Refunding,
       5.10%, 10/01/06 ..........................................................................          615,000          617,109
       5.125%, 10/01/07 .........................................................................          650,000          653,835
   Hollister RDA Tax Allocation, Community Development Project, Series 1994, 5.55%,
     10/01/05 ...................................................................................          585,000          585,000
   Huntington Beach City School District GO, Series A, FGIC Insured, Pre-Refunded, 5.00%,
     8/01/18 ....................................................................................        1,245,000        1,357,598


                                        Quarterly Statements of Investments | 17

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Huntington Beach PFAR, Lease Capital Improvement Refinancing Project, Series B, AMBAC Insured,
       4.00%, 8/01/13 ...........................................................................   $    1,500,000   $    1,539,495
       4.125%, 8/01/14 ..........................................................................        2,140,000        2,207,068
       4.25%, 8/01/15 ...........................................................................        2,080,000        2,142,733
   Inland Empire Solid Waste Financing Authority Revenue, Landfill Improvement Financing
     Project, Series B, FSA Insured, ETM, 6.25%, 8/01/11 ........................................        1,000,000        1,089,280
   Irvine 1915 Act GO, AD No. 03-19, Group 2,
       4.875%, 9/02/16 ..........................................................................        1,000,000        1,014,030
       5.00%, 9/02/18 ...........................................................................        1,000,000        1,002,090
       5.125%, 9/02/19 ..........................................................................        1,000,000        1,011,000
   Irvine 1915 Act Special Assessment, AD No. 00-18,
       Group 2, 4.375%, 9/02/10 .................................................................          885,000          898,443
       Group 2, 4.70%, 9/02/12 ..................................................................        1,475,000        1,505,459
       Group 2, 4.80%, 9/02/13 ..................................................................        1,175,000        1,201,285
       Group 2, 5.125%, 9/02/17 .................................................................        1,705,000        1,733,167
       Group 3, 4.75%, 9/02/15 ..................................................................        1,000,000        1,005,200
       Group 3, 5.00%, 9/02/17 ..................................................................        1,000,000        1,010,370
   Kings River Conservation District Pine Flat Power Revenue, Refunding, Series E, 5.125%,
     1/01/18 ....................................................................................        1,735,000        1,836,584
   Lake Elsinore PFA Tax Allocation Revenue,
       Lake Elsinore Redevelopment Projects, Series A, FSA Insured, 5.40%, 9/01/08 ..............          945,000          948,440
       Series A, 5.00%, 9/01/09 .................................................................        1,230,000        1,268,634
   Lake Elsinore School Financing Authority Revenue, Refunding, 6.00%, 9/01/11 ..................        1,000,000        1,059,400
   Lancaster COP, School District Project, Refunding, FSA Insured, 5.125%, 4/01/14 ..............        2,000,000        2,133,340
   Las Virgenes USD, GO, Series D, FGIC Insured, 3.30%, 9/01/13 .................................        1,415,000        1,389,813
   Lemon Grove CDA Tax Allocation, 1998, Refunding,
       5.00%, 8/01/06 ...........................................................................          195,000          196,866
       5.10%, 8/01/07 ...........................................................................          205,000          209,528
       5.20%, 8/01/08 ...........................................................................          215,000          222,390
   Los Angeles Convention and Exhibition Center Authority Lease Revenue, Refunding, Series A,
     AMBAC Insured, 3.00%, 8/15/12 ..............................................................        4,525,000        4,374,860
   Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier, Refunding, Series A,
     FSA Insured, 5.00%, 7/01/15 ................................................................        5,345,000        5,687,775
   Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Project,
     Series A, FSA Insured, 5.00%, 10/01/17 .....................................................        1,000,000        1,075,590
   Los Angeles USD,
       COP, Refunding, Series A, AMBAC Insured, 4.00%, 10/01/13 .................................        4,415,000        4,520,518
       GO, Election of 2004, Series C, FGIC Insured, 5.00%, 7/01/19 .............................        2,035,000        2,177,511
       GO, Refunding, MBIA Insured, 5.25%, 7/01/13 ..............................................        3,500,000        3,896,865
   Los Angeles Wastewater System Revenue, Series A, FGIC Insured, 5.00%, 6/01/14 ................        1,075,000        1,136,264
   Lynwood PFAR, Water System Improvement Project, 6.15%, 6/01/08 ...............................          435,000          446,175
   M-S-R Public Power Agency San Juan Project Revenue, Refunding, Series I, MBIA Insured,
       4.25%, 7/01/11 ...........................................................................        5,055,000        5,312,097
       5.00%, 7/01/18 ...........................................................................        1,000,000        1,056,540
   Metropolitan Water District Southern California GO, Waterworks, Series B, Pre-Refunded,
       4.125%, 3/01/13 ..........................................................................        1,000,000        1,043,540
       4.25%, 3/01/14 ...........................................................................        1,000,000        1,049,690
       4.30%, 3/01/15 ...........................................................................        1,000,000        1,052,150


18 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Moreno Valley USD, GO, Election of 2004, Series A, FSA Insured, 5.00%,
       8/01/17 ..................................................................................   $    2,000,000   $    2,156,580
       8/01/18 ..................................................................................        2,300,000        2,471,212
   Morgan Hill USD, GO, FGIC Insured, 4.25%, 8/01/14 ............................................        1,585,000        1,642,868
   Moulton-Niguel Water District GO,
       Consolidated, Refunding, AMBAC Insured, 5.00%, 9/01/16 ...................................        3,520,000        3,832,118
       Refunding, AMBAC Insured, 4.00%, 9/01/12 .................................................        2,930,000        3,033,663
   Murrieta COP, Road Improvement Project, 6.00%,
       4/01/07 ..................................................................................          235,000          243,028
       4/01/08 ..................................................................................          245,000          253,247
   Nevada County COP, Refunding, MBIA Insured, 4.125%, 10/01/12 .................................        1,040,000        1,073,706
   Newport Mesa USD, GO, MBIA Insured, 4.00%, 8/01/12 ...........................................        1,000,000        1,034,990
   North City West School Facilities Financing Authority Special Tax, Refunding, Series B,
     FSA Insured, 5.625%, 9/01/08 ...............................................................          500,000          521,910
   Orange County CFD No. 86-2 Special Tax, Rancho Santa Margarita, Refunding, Series A,
     5.375%, 8/15/12 ............................................................................        1,500,000        1,586,370
   Orange County CFD Special Tax,
       No. 02-1, Ladera Ranch, Series A, 4.60%, 8/15/14 .........................................        1,000,000        1,019,400
       No. 02-1, Ladera Ranch, Series A, 4.75%, 8/15/15 .........................................        1,000,000        1,022,860
       No. 02-1, Ladera Ranch, Series A, 4.90%, 8/15/16 .........................................        1,285,000        1,315,750
       No. 03-1, Ladera Ranch, Series A, 4.90%, 8/15/17 .........................................        1,000,000        1,021,530
       No. 03-1, Ladera Ranch, Series A, 5.10%, 8/15/18 .........................................        1,000,000        1,027,300
       No. 04-1, Ladera Ranch, Series A, 4.70%, 8/15/18 .........................................        1,765,000        1,767,206
       No. 04-1, Ladera Ranch, Series A, 4.80%, 8/15/19 .........................................        1,945,000        1,949,940
       No. 04-1, Ladera Ranch, Series A, 4.85%, 8/15/20 .........................................        2,000,000        2,002,480
   Orange County Local Transportation Authority Sales Tax Revenue, First Senior Measure M,
     6.00%, 2/15/06 .............................................................................          500,000          505,805
   Orange County Recovery COP, Series A, MBIA Insured, ETM, 6.00%, 7/01/08 ......................        1,500,000        1,619,445
   Oroville Hospital Revenue, Oroville Hospital, Series A, California Mortgage Insured, 5.125%,
     12/01/12 ...................................................................................        1,435,000        1,468,593
   Oxnard Harbor District Revenue, Series A, 5.10%, 8/01/14 .....................................        1,000,000        1,035,130
   Pajaro Valley USD, GO, Election of 2002, Series A, FSA Insured, Pre-Refunded, 5.00%,
     8/01/16 ....................................................................................        1,500,000        1,648,425
   Palm Desert Financing Authority Lease Revenue, Blythe County Administrative Project,
     Pre-Refunded, 6.375%, 8/01/11 ..............................................................          855,000          896,057
   Palm Desert Financing Authority Tax Allocation Revenue, MBIA Insured, 4.75%, 8/01/18 .........        1,050,000        1,104,810
   Pleasanton USD, GO, Refunding, Series C, MBIA Insured, 5.00%, 8/01/14 ........................        3,535,000        3,889,207
   Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X,
     5.35%, 12/01/16 ............................................................................        1,000,000        1,082,980
   Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured, 4.50%,
     6/15/14 ....................................................................................        4,595,000        4,835,824
   Redlands USD, GO, Election of 2002, FSA Insured, 5.00%, 7/01/19 ..............................        1,000,000        1,066,620
   Richmond Joint Powers Financing Authority Revenue, Multiple Redevelopment Projects,
     Series B, ETM, 5.35%, 5/15/13 ..............................................................        2,000,000        2,149,120
   Riverside County COP, Capital Improvement, Family Law, Refunding, Series A, FGIC
     Insured, 5.00%,
       11/01/18 .................................................................................        1,540,000        1,641,594
       11/01/19 .................................................................................        1,615,000        1,714,726


                                        Quarterly Statements of Investments | 19

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Riverside County Housing Authority MFHR, Brandon Place Apartments, Mandatory Put 7/01/09,
     Series B, FNMA Insured, 5.625%, 7/01/29 ....................................................   $      995,000   $    1,037,307
   Riverside USD, GO, Election, Series A, FGIC Insured, 4.00%, 2/01/13 ..........................        1,000,000        1,028,100
   Sacramento City USD, GO, Election of 1999, Series D, FSA Insured, 5.00%, 7/01/19 .............        1,465,000        1,562,598
   San Bernardino City USD, GO, Refunding,
       FSA Insured, 5.00%, 8/01/17 ..............................................................        2,615,000        2,819,728
       FSA Insured, 5.00%, 8/01/18 ..............................................................        1,140,000        1,224,862
       Series A, FSA Insured, 5.00%, 8/01/19 ....................................................        1,680,000        1,798,608
   San Bernardino County COP, Medical Center Financing Project, Refunding, 6.00%, 8/01/09 .......        2,000,000        2,165,400
   San Francisco BART District Sales Tax Revenue, Refunding, Series A, MBIA Insured, 5.00%,
     7/01/20 ....................................................................................        5,000,000        5,362,200
   San Francisco City and County Airports Commission International Airport Revenue, Issue 30,
     Refunding, Second Series, XLCA Insured, 4.00%, 5/01/14 .....................................        2,500,000        2,543,575
   San Francisco City and County GO, Refunding, Series 1, FGIC Insured, 5.00%, 6/15/12 ..........        3,650,000        3,840,859
   San Joaquin County COP,
       General Hospital Project, Refunding, MBIA Insured, 5.00%, 9/01/17 ........................        1,000,000        1,052,140
       Solid Waste System Facilities Projects, MBIA Insured, 4.00%, 4/01/12 .....................        2,925,000        3,022,958
       Solid Waste System Facilities Projects, MBIA Insured, 5.00%, 4/01/17 .....................        1,340,000        1,431,334
   San Jose MFHR, Countrybrook Project, Refunding, Series A, FNMA Insured, 4.95%, 4/01/12 .......        4,595,000        4,750,862
   San Marcos Public Facilities Authority Revenue, Senior Tax Increment Project Area 3, Series A,
     MBIA Insured,
       4.70%, 10/01/05 ..........................................................................          595,000          595,000
       5.10%, 10/01/09 ..........................................................................          515,000          553,965
       5.30%, 10/01/11 ..........................................................................          350,000          388,360
   Santa Ana COP, Refunding, Series A, AMBAC Insured, 4.25%, 6/01/13 ............................        1,405,000        1,469,405
   Santa Clara 1915 Act, Reassessment District 187, Refunding, Series 1, 5.25%, 9/02/11 .........        1,720,000        1,777,981
   Santa Clara County Financing Authority Lease Revenue, Multiple Facilities Projects, Refunding,
     Series A, AMBAC Insured, 4.50%, 5/15/12 ....................................................        2,900,000        2,996,686
   Santa Monica-Malibu USD, COP, Series C, MBIA Insured,
       4.00%, 5/01/12 ...........................................................................          525,000          537,637
       4.25%, 5/01/14 ...........................................................................          840,000          863,906
       4.25%, 5/01/15 ...........................................................................          875,000          894,583
       4.25%, 11/01/15 ..........................................................................          670,000          684,995
   Shafter Joint Powers Financing Authority Lease Revenue, Community Correctional Facility
     Project, Series A, 5.50%, 1/01/06 ..........................................................          330,000          331,818
   South County Regional Wastewater Authority Revenue, Regional Wastewater Facilities Project,
     Refunding, FSA Insured, 3.25%, 8/01/11 .....................................................        1,000,000          998,920
   South Gate PFA Tax Allocation Revenue, South Gate Redevelopment Project No. 1,
     XLCA Insured, 5.00%, 9/01/16 ...............................................................        2,000,000        2,156,300
   South Gate PFA Water Revenue, Refunding, Series A, FGIC Insured,
       5.35%, 10/01/07 ..........................................................................          995,000        1,043,158
       5.45%, 10/01/08 ..........................................................................        1,040,000        1,115,400
   Southwestern Community College District GO, Refunding, MBIA Insured, 5.00%, 8/01/18 ..........        2,295,000        2,503,019
   Stockton Health Facilities Revenue, Dameron Hospital Assn., Refunding, Series A, 5.35%,
     12/01/09 ...................................................................................          385,000          406,048


20 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Stockton Port District Port Facilities Revenue, Refunding and Improvement, Series A,
     FSA Insured, 5.75%, 7/01/11 ................................................................   $    1,295,000   $    1,377,828
   Stockton Revenue, O'Connor Woods Housing Corp., Series A, 5.375%, 11/01/11 ...................        1,365,000        1,410,222
   Sunline Transport Agency COP, Transport Finance Corp., Series B, 5.75%, 7/01/06 ..............          445,000          447,875
   Sweetwater Authority Water Revenue, AMBAC Insured, 5.00%, 4/01/18 ............................        2,860,000        3,049,075
   Sweetwater UHSD, COP, FSA Insured, 4.15%, 9/01/12 ............................................        1,000,000        1,038,300
   Tobacco Securitization Authority Northern California Tobacco Settlement Revenue,
     Asset-Backed Bonds, Series B,
       4.25%, 6/01/09 ...........................................................................          880,000          903,646
       4.375%, 6/01/10 ..........................................................................        1,665,000        1,723,408
       4.50%, 6/01/11 ...........................................................................        1,540,000        1,598,304
       4.60%, 6/01/12 ...........................................................................        1,760,000        1,817,394
       4.70%, 6/01/13 ...........................................................................        1,500,000        1,541,130
       4.80%, 6/01/14 ...........................................................................          725,000          742,987
   Torrance Hospital Revenue, Torrance Memorial Medical Center, Series A, 5.10%, 6/01/12 ........        1,000,000        1,072,050
   University of California Revenues,
       Multi Purpose Projects, Series N, FGIC Insured, 4.00%, 9/01/12 ...........................        1,380,000        1,418,530
       Research Facilities, Series E, AMBAC Insured, 5.00%, 9/01/15 .............................        3,645,000        3,887,064
   Victor Valley UHSD, COP, Refunding, AMBAC Insured, 5.00%, 11/15/21 ...........................        1,140,000        1,215,719
   West Contra Costa USD, GO, Series B, FSA Insured, 4.00%, 8/01/12 .............................        1,875,000        1,940,606
   Whittier Health Facility Revenue, Presbyterian Intercommunity Hospital, 5.00%,
       6/01/11 ..................................................................................        1,060,000        1,116,413
       6/01/12 ..................................................................................        2,225,000        2,355,096
       6/01/13 ..................................................................................        2,335,000        2,471,761
(a)Whittier UHSD, GO, Refunding, MBIA Insured, 5.00%, 8/01/20 ...................................        6,075,000        6,518,171
   Yucaipa Valley Water District Water System Revenue COP, Series A, MBIA Insured,
       5.00%, 9/01/15 ...........................................................................        1,080,000        1,180,516
       5.25%, 9/01/20 ...........................................................................        1,325,000        1,449,047
                                                                                                                     --------------
                                                                                                                        438,484,715
                                                                                                                     --------------
   U.S. TERRITORIES 2.2%
   Puerto Rico Commonwealth GO, Public Improvement, FSA Insured, 5.25%, 7/01/16 .................        2,500,000        2,805,325
   Virgin Islands PFAR, senior lien,
       Fund Loan Notes, Refunding, Series A, 5.40%, 10/01/12 ....................................        4,150,000        4,389,911
       Refunding, Series A, 5.30%, 10/01/11 .....................................................        1,000,000        1,057,330
   Virgin Islands Water and Power Authority Water System Revenue, Refunding,
       4.875%, 7/01/06 ..........................................................................          500,000          503,450
       5.00%, 7/01/09 ...........................................................................        2,000,000        2,060,280
                                                                                                                     --------------
                                                                                                                         10,816,296
                                                                                                                     --------------
   TOTAL BONDS (COST $437,016,039)...............................................................                       449,301,011
                                                                                                                     --------------


                                        Quarterly Statements of Investments | 21

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   ZERO COUPON/STEP-UP BONDS 5.3%
   CALIFORNIA 5.3%
   Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding,
     Series A, AMBAC Insured, 10/01/17 ..........................................................   $   10,000,000   $    5,948,500
   Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, FGIC Insured,
       8/01/15 ..................................................................................        4,600,000        3,058,126
       8/01/16 ..................................................................................        4,670,000        2,946,864
   Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, FGIC Insured, 8/01/17 ......        5,235,000        3,129,378
   Conejo Valley USD, GO, Election of 1998, Series C, FSA Insured, 8/01/17 ......................        2,500,000        1,494,450
   Montebello USD, GO, Capital Appreciation, FGIC Insured,
       8/01/18 ..................................................................................        1,455,000          824,403
       8/01/19 ..................................................................................        1,480,000          796,832
   San Francisco City and County Redevelopment Financing Authority Tax Allocation,
     Redevelopment Projects, Series A, Pre-Refunded, 8/01/17 ....................................        3,825,000        2,166,327
   San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation,
     Refunding, Series A, zero cpn. to 1/15/07, 5.60% thereafter, 1/15/16 .......................        3,000,000        2,735,760
   Santa Ana USD, GO, Election of 1999, Series B, FGIC Insured, 8/01/14 .........................        3,125,000        2,184,500
                                                                                                                     --------------
   TOTAL ZERO COUPON/STEP-UP BONDS (COST $23,844,162)............................................                        25,285,140
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $460,860,201)...............................................                       474,586,151
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 3.8%
   BONDS 3.8%
   CALIFORNIA 3.8%
(b)California State Department of Water Resources Power Supply Revenue,
       Series B-3, Daily VRDN and Put, 2.78%, 5/01/22 ...........................................          300,000          300,000
       Series B-5, Daily VRDN and Put, 2.77%, 5/01/22 ...........................................          200,000          200,000
       Series B-6, Daily VRDN and Put, 2.77%, 5/01/22 ...........................................        1,500,000        1,500,000
       Series C-7, FSA Insured, Weekly VRDN and Put, 2.70%, 5/01/22 .............................        1,500,000        1,500,000
(b)California State Economic Recovery Revenue,
       Series C-6, Weekly VRDN and Put, 2.78%, 7/01/23 ..........................................          700,000          700,000
       Series C-7, Daily VRDN and Put, 2.78%, 7/01/23 ...........................................          810,000          810,000
       Series C-9, Daily VRDN and Put, 2.78%, 7/01/23 ...........................................        1,100,000        1,100,000
(b)California State GO,
       Kindergarten University, Series B-3, Daily VRDN and Put, 2.77%, 5/01/34 ..................        1,400,000        1,400,000
       Series A-3, Daily VRDN and Put, 2.77%, 5/01/33 ...........................................          800,000          800,000
(b)Irvine 1915 Act Special Assessment,
       AD No. 00-18, Series A, Daily VRDN and Put, 2.77%, 9/02/26 ...............................          400,000          400,000
       AD No. 94-13, Daily VRDN and Put, 2.77%, 9/02/22 .........................................          900,000          900,000
       AD No. 97-13, Daily VRDN and Put, 2.77%, 9/02/23 .........................................          700,000          700,000
(b)Irvine Ranch Water District Revenue, Consolidated Bonds, Daily VRDN and Put,  2.77%,
     10/01/10 ...................................................................................          600,000          600,000
(b)Irvine USD Special Tax, CFD No. 01-1, Daily VRDN and Put, 2.77%, 9/01/38 .....................        1,400,000        1,400,000
(b)Los Angeles Department of Water and Power Waterworks Revenue, Sub Series B-2, Daily VRDN
     and Put, 2.77%, 7/01/35 ....................................................................        4,400,000        4,400,000


22 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA INTERMEDIATE-TERM TAX-FREE INCOME FUND                                      PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
(b)Metropolitan Water District Southern California Waterworks Revenue, Refunding, Series B-1,
     Daily VRDN and Put, 2.77%, 7/01/35 .........................................................   $    1,550,000   $    1,550,000
(b)Orange County Sanitation Districts COP, Refunding, Series B, Daily VRDN and Put, 2.77%,
     8/01/30 ....................................................................................          300,000          300,000
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $18,560,000)...............................................                        18,560,000
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $479,420,201) 101.8%..................................................                       493,146,151
   OTHER ASSETS, LESS LIABILITIES (1.8)%.........................................................                        (8,510,118)
                                                                                                                     --------------
   NET ASSETS 100.0%.............................................................................                    $  484,636,033
                                                                                                                     ==============


See Selected Portfolio Abbreviations on page 31.

(a)   Security purchased on a when-issued or delayed delivery basis.

(b) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 23

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 88.8%
   BONDS 88.8%
   CALIFORNIA 84.3%
   Azusa Redevelopment Agency Tax Allocation, West End Redevelopment Project Area A,
     Refunding, AMBAC Insured, 2.00%, 8/01/06 ...................................................   $      375,000   $      371,404
   Brea Olinda USD, GO, Election of 1999, Series A, FGIC Insured, 2.60%, 8/01/09 ................          120,000          117,986
   Cajon Valley Unified Elementary School District COP, MBIA Insured, 2.50%, 5/01/08 ............          250,000          246,350
   California Educational Facilities Authority Revenue, Santa Clara University, Series A, FSA
     Insured, 2.625%, 9/01/09 ...................................................................          100,000           98,141
   California State Department of Water Resources Central Valley Project Revenue, Water System,
     Refunding, Series Y, FGIC Insured, 5.00%, 12/01/08 .........................................          200,000          212,570
   California State Department of Water Resources Power Supply Revenue, Series A, MBIA Insured,
     3.50%, 5/01/07 .............................................................................          555,000          561,266
   California State Economic Recovery Revenue, Series A, 5.00%, 7/01/06 .........................          500,000          507,965
   California State University at Channel Islands Financing Authority Revenue, Rental Housing and
     Town Center, Mandatory Put 8/01/07, Series A, 2.50%, 8/01/44 ...............................          750,000          742,200
   California Statewide CDA Revenue,
       Kaiser Permanente, Mandatory Put 5/01/07, Series G, 2.30%, 4/01/34 .......................          400,000          395,000
       Viewpoint School, ACA Insured, 3.50%, 10/01/08 ...........................................          320,000          316,477
   California Statewide CDA Water and Wastewater Revenue,
       Pooled Financing Program, Series B, FSA Insured, 2.00%, 10/01/05 .........................          270,000          270,000
       Pooled Financing Program 2004, Series C, FSA Insured, 2.00%, 10/01/05 ....................          460,000          460,000
   Chaffey Joint UHSD, COP, Refunding, 3.00%, 5/01/08 ...........................................          250,000          250,920
   Costa Mesa RDA Tax Allocation Revenue, Downtown Redevelopment Project, FSA Insured,
     2.50%, 10/01/08 ............................................................................          265,000          261,110
   Evergreen School District GO, Refunding, Series D, FGIC Insured, 2.75%, 9/01/08 ..............          150,000          149,374
   Foothill-De Anza Community College District GO, Election of 1999, Series B, 2.60%, 8/01/08 ...          100,000           98,608
   Glendale USD, GO, Series F, MBIA Insured, 2.50%, 9/01/08 .....................................          200,000          196,730
   Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, MBIA Insured,
       2.00%, 9/01/07 ...........................................................................          100,000           97,740
       2.125%, 9/01/08 ..........................................................................          105,000          101,714
   Goleta Water District Revenue COP, 1991 Project and 2003 Project, Refunding, MBIA Insured,
     2.00%, 12/01/05 ............................................................................          300,000          299,532
   Inglewood USD, GO, Election of 1998, Series C, FSA Insured, 2.50%, 10/01/08 ..................          265,000          260,559
   Lodi USD, COP, Capital Projects, Refunding, FSA Insured, 3.00%, 2/01/08 ......................          110,000          110,243
   Lompoc USD, GO, Election of 2002, Series B, MBIA Insured, 3.50%, 6/01/07 .....................          335,000          338,434
   Los Angeles Convention and Exhibition Center Authority Lease Revenue, Series A,
     AMBAC Insured, 3.25%, 8/15/09 ..............................................................          250,000          252,075
   Los Angeles County MTA Sales Tax Revenue, Proposition A, first tier, Refunding, Senior
     Series A, FSA Insured, 2.50%, 7/01/07 ......................................................          100,000           99,188
   Los Angeles County Public Works Financing Authority Revenue, Capital Loan Receivable, Notes,
     Series A, 4.00%, 12/01/06 ..................................................................          400,000          405,316
   Los Angeles USD, GO, Election of 1997, Series F, FSA Insured, 3.00%, 7/01/06 .................          150,000          150,247
   Los Angeles Water and Power Revenue, Power System, Series A, Sub Series A-1, 4.00%,
     7/01/06 ....................................................................................          500,000          504,340
   Lynwood USD, GO, Election of 2002, Series A, FSA Insured, 4.00%, 8/01/10 .....................          100,000          103,908
   Manteca USD Special Tax, CFD No. 89-1, AMBAC Insured, 2.50%, 9/01/08 .........................          250,000          247,535
   North Orange County Community College District GO, Election of 2002, Series B, FGIC Insured,
     2.125%, 8/01/08 ............................................................................          500,000          485,095


24 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
   Placer County Water Agency Water Revenue COP, Refunding, MBIA Insured, 2.375%, 7/01/07 .......   $      105,000   $      103,839
   Pleasanton GO, FSA Insured, 3.25%, 8/01/08 ...................................................          725,000          731,808
   Poway RDA Tax Allocation, Paguay Redevelopment Project, Series A, MBIA Insured, 3.00%,
     6/15/09 ....................................................................................          100,000           99,755
   Rio Linda Unified Elementary School District, Election of 2002, Series A, FSA Insured, 4.00%,
     8/01/10 ....................................................................................          100,000          103,908
   Riverside County Asset Leasing Corp. Leasehold Revenue, Hospital Project, Refunding, Series A,
     MBIA Insured, 3.00%, 6/01/08 ...............................................................          115,000          114,852
   Sacramento Power Authority Cogeneration Project Revenue, Refunding, AMBAC Insured, 4.00%,
     7/01/08 ....................................................................................        1,000,000        1,024,740
   San Diego Community College District GO, Election of 2002, Refunding, Series A, FSA Insured,
     2.50%, 5/01/07 .............................................................................          300,000          297,861
   San Diego Regional Building Authority Lease Revenue, San Miguel Conservation Fire District,
     Refunding, AMBAC Insured, 3.00%, 1/01/08 ...................................................          240,000          240,511
   San Francisco City and County Airports Commission International Airport Revenue, Issue 29B,
     Refunding, Second Series, FGIC Insured, 3.00%, 5/01/07 .....................................          500,000          500,680
   San Francisco City and County Public Utility Commission Warrant Revenue, Refunding, Series A,
     MBIA Insured, 3.00%, 10/01/08 ..............................................................          100,000          100,284
   San Jose Financing Authority Lease Revenue, Central Service Yard Project, Refunding,
     AMBAC Insured, 3.00%, 10/15/06 .............................................................          245,000          245,541
   San Mateo Foster City School District GO, Refunding, FSA Insured, 2.50%, 9/01/08 .............          200,000          196,730
   Santa Clara Electric Revenue, Sub Series A, MBIA Insured, 3.00%, 7/01/09 .....................          225,000          224,836
   Santa Clara Valley Transportation Authority Sales Tax Revenue, Measure A, Mandatory Put
     10/02/06, AMBAC Insured, 3.00%, 4/01/36 ....................................................          500,000          500,875
   Sonoma County COP, Series A, Refunding, MBIA Insured, 3.00%, 11/15/08 ........................          250,000          250,735
   University of California Revenues, General, Refunding, Series A, AMBAC Insured, 5.00%,
     5/15/08 ....................................................................................          500,000          526,205
                                                                                                                     --------------
                                                                                                                         13,975,187
                                                                                                                     --------------
   U.S. TERRITORIES 4.5%
   Guam International Airport Authority Revenue, Series A, MBIA Insured, 2.375%, 10/01/08 .......          250,000          240,593
   Puerto Rico Commonwealth GO, Public Improvement, Mandatory Put 7/01/08, Refunding,
     Series C, MBIA Insured, 5.00%, 7/01/28 .....................................................          200,000          210,164
   Puerto Rico Commonwealth Highway and Transportation Authority Revenue, Series AA,
     FGIC Insured, 2.625%, 7/01/08 ..............................................................          300,000          294,984
                                                                                                                     --------------
                                                                                                                            745,741
                                                                                                                     --------------
   TOTAL LONG TERM INVESTMENTS (COST $14,914,317)................................................                        14,720,928
                                                                                                                     --------------
   SHORT TERM INVESTMENTS 10.9%
   BONDS 10.9%
   CALIFORNIA 10.9%
(a)California State Economic Recovery Revenue,
     Series C-2, Weekly VRDN and Put, 2.77%, 7/01/23 ............................................          300,000          300,000
     Series C-3, Daily VRDN and Put, 2.77%, 7/01/23 .............................................          300,000          300,000
(a)Irvine 1915 Act Special Assessment, AD No. 93-14, Daily VRDN and Put, 2.77%, 9/02/25 .........          200,000          200,000


                                        Quarterly Statements of Investments | 25

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA LIMITED-TERM TAX-FREE INCOME FUND                                           PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS (CONT.)
   BONDS (CONT.)
   CALIFORNIA (CONT.)
(a)Irvine Ranch Water District GO, ID No. 284, Series A, Daily VRDN and Put, 2.77%, 11/15/13 ....   $      200,000   $      200,000
   Los Angeles County TRAN, 4.00%, 6/30/06 ......................................................          800,000          806,752
                                                                                                                     --------------
   TOTAL SHORT TERM INVESTMENTS (COST $1,808,514)................................................                         1,806,752
                                                                                                                     --------------
   TOTAL INVESTMENTS (COST $16,722,831) 99.7%....................................................                        16,527,680
   OTHER ASSETS, LESS LIABILITIES 0.3%...........................................................                            57,226
                                                                                                                     --------------
   NET ASSETS 100.0%.............................................................................                    $   16,584,906
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 31.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


26 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                       PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   BONDS 99.8%
   CALIFORNIA 99.8%
(a)Alameda County IDAR, United Manufacturing Project, Series A, Weekly VRDN and
     Put, 2.76%, 6/01/30 ........................................................................   $    1,000,000   $    1,000,000
(a)Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area,
       Series A, AMBAC Insured, Weekly VRDN and Put, 2.67%, 4/01/36 .............................       12,500,000       12,500,000
       Series B, AMBAC Insured, Weekly VRDN and Put, 2.67%, 4/01/39 .............................       15,800,000       15,800,000
(a)Butte County Housing Authority MFR, Pine Tree Apartment Project, Weekly VRDN
     and Put, 2.74%, 12/01/10 ...................................................................        1,432,000        1,432,000
(a)California Health Facilities Financing Authority Revenue,
       Catholic Healthcare West, MBIA Insured, Weekly VRDN and Put, 2.75%, 7/01/16 ..............        3,955,000        3,955,000
       Pooled Loan Program, Series B, FGIC Insured, Weekly VRDN and Put, 2.76%, 10/01/10 ........        2,500,000        2,500,000
       Scripps Health, Series A, MBIA Insured, Weekly VRDN and Put, 2.54%, 10/01/22 .............        3,300,000        3,300,000
   California Infrastructure and Economic Development Bank Revenue,
    (a)Independent System Operating Corp. Project, Refunding, Series B, MBIA
        Insured, Weekly VRDN and Put, 2.67%, 4/01/08 ............................................        4,900,000        4,900,000
    (a)Independent System Operating Corp. Project, Series C, MBIA Insured, Weekly VRDN and
        Put, 2.70%, 4/01/09 .....................................................................       11,000,000       11,000,000
    (a)J. Paul Getty Trust, Series B, Annual VRDN and Put, 2.25%, 4/01/33 .......................        6,000,000        6,000,000
    (a)J. Paul Getty Trust, Series C, Annual VRDN and Put, 2.25%, 4/01/33 .......................        3,000,000        3,000,000
       TECP, 2.60%, 12/02/05 ....................................................................        8,900,000        8,900,000
       TECP, Bay Area Toll Bridges, 2.58%, 11/02/05 .............................................        5,000,000        5,000,000
   California School Cash Reserve Program Authority Revenue, Pool, Series A, AMBAC Insured,
     4.00%, 7/06/06 .............................................................................        7,500,000        7,577,916
(a)California State Department of Water Resources Power Supply Revenue,
       Series B-5, Daily VRDN and Put, 2.77%, 5/01/22 ...........................................        7,000,000        7,000,000
       Series B-6, Daily VRDN and Put, 2.77%, 5/01/22 ...........................................        3,000,000        3,000,000
       Series C-7, FSA Insured, Weekly VRDN and Put, 2.70%, 5/01/22 .............................        5,300,000        5,300,000
       Series C-8, Weekly VRDN and Put, 2.65%, 5/01/22 ..........................................        6,000,000        6,000,000
       Series C-9, Weekly VRDN and Put, 2.70%, 5/01/22 ..........................................       20,000,000       20,000,000
       Series C-12, Weekly VRDN and Put, 2.67%, 5/01/22 .........................................        6,700,000        6,700,000
(a)California State Economic Development Financing Authority Revenue,
       Calco Project, Weekly VRDN and Put, 2.77%, 4/01/27 .......................................        1,440,000        1,440,000
       KQED Inc. Project, Refunding, Weekly VRDN and Put, 2.67%, 4/01/20 ........................          990,000          990,000
(a)California State Economic Recovery GO, Series C-4, Daily VRDN and Put, 2.76%, 7/01/23 ........        4,900,000        4,900,000
(a)California State Economic Recovery Revenue,
       Series C-3, Daily VRDN and Put, 2.77%, 7/01/23 ...........................................        8,925,000        8,925,000
       Series C-6, Weekly VRDN and Put, 2.78%, 7/01/23 ..........................................        1,800,000        1,800,000
       Series C-7, Daily VRDN and Put, 2.78%, 7/01/23 ...........................................        9,400,000        9,400,000
       Series C-11, Weekly VRDN and Put, 2.65%, 7/01/23 .........................................        4,800,000        4,800,000
       Series C-15, FSA Insured, Weekly VRDN and Put, 2.67%, 7/01/23 ............................        3,000,000        3,000,000
(a)California State GO,
       Daily Kindergarten University, Refunding, Series A-3, Daily VRDN and Put, 2.95%,
       5/01/34 ..................................................................................        2,500,000        2,500,000
       Kindergarten University, Series B-3, Daily VRDN and Put, 2.77%, 5/01/34 ..................       14,600,000       14,600,000
       Series A-3, Daily VRDN and Put, 2.77%, 5/01/33 ...........................................          600,000          600,000
       Series C-2, Weekly VRDN and Put, 2.72%, 5/01/33 ..........................................        2,000,000        2,000,000
   California Statewide CDA Revenue, Series A-5, 4.00%, 6/30/06 .................................       25,000,000       25,250,516


                                        Quarterly Statements of Investments | 27

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                       PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   CALIFORNIA (CONT.)
(a)Carlsbad USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN and
     Put, 2.72%, 9/01/14 ........................................................................   $      500,000   $      500,000
(a)Chico MFMR, Webb Homes Project, Weekly VRDN and Put, 2.55%, 1/01/10 ..........................        1,220,000        1,220,000
(a)Chino Basin Regional Financing Authority Revenue, Inland Empire Utilities, Series A,
     AMBAC Insured, Weekly VRDN and Put, 2.67%, 6/01/32 .........................................        5,380,000        5,380,000
(a)Commerce Joint Powers Financing Authority IDR, Weekly VRDN and Put, 2.76%, 11/01/14 ..........        1,620,000        1,620,000
(a)Elsinore Valley Municipal Water District COP, Series A, FGIC Insured, Weekly VRDN and Put,
     2.72%, 7/01/29 .............................................................................       15,000,000       15,000,000
(a)Fremont PFA, COP, Weekly VRDN and Put, 2.76%, 8/01/30 ........................................        5,700,000        5,700,000
(a)Glendale COP, Police Building Project, Weekly VRDN and Put, 2.71%, 6/01/30 ...................       27,650,000       27,650,000
(a)Grant Joint UHSD, COP,
     School Facilities Bridge Funding Program, FSA Insured, Weekly VRDN and Put, 2.72%,
       9/01/34 ..................................................................................        4,900,000        4,900,000
     Various Bridge Funding Program, FSA Insured, Weekly VRDN and Put, 2.72%, 7/01/37 ...........       10,000,000       10,000,000
(a)Hillsborough COP, Water and Sewer System Project, Refunding, Series B, Weekly VRDN and
     Put, 2.71%, 6/01/30 ........................................................................        4,200,000        4,200,000
(a)Irvine 1915 Act Revenue, AD No. 94-15, Daily VRDN and Put, 2.77%, 9/02/20 ....................        3,600,000        3,600,000
(a)Irvine 1915 Act Special Assessment,
     AD No. 00-18, Series A, Daily VRDN and Put, 2.77%, 9/02/26 .................................        2,227,000        2,227,000
     AD No. 03-19, Series A, Daily VRDN and Put, 2.77%, 9/02/29 .................................        5,571,000        5,571,000
     AD No. 93-14, Daily VRDN and Put, 2.77%, 9/02/25 ...........................................        5,256,000        5,256,000
     AD No. 94-13, Daily VRDN and Put, 2.77%, 9/02/22 ...........................................        2,100,000        2,100,000
     AD No. 97-13, Daily VRDN and Put, 2.77%, 9/02/23 ...........................................        6,154,000        6,154,000
     AD No. 97-16, Daily VRDN and Put, 2.77%, 9/02/22 ...........................................        6,795,000        6,795,000
(a)Irvine Ranch Water District GO,
     Consolidated ID, Daily VRDN and Put, 2.85%, 6/01/15 ........................................        2,750,000        2,750,000
     Nos. 105 140 240 and 250, Daily VRDN and Put, 2.77%, 1/01/21 ...............................        7,800,000        7,800,000
(a)Irvine Ranch Water District Revenue,
     Consolidated, Daily VRDN and Put, 2.77%, 8/01/16 ...........................................          400,000          400,000
     Consolidated Bonds, Daily VRDN and Put, 2.77%, 10/01/10 ....................................        2,500,000        2,500,000
     Consolidated Bonds, Refunding, Series B, Daily VRDN and Put, 2.95%, 10/01/09 ...............        2,300,000        2,300,000
     Construction Bonds, Daily VRDN and Put, 2.77%, 10/01/05 ....................................        1,500,000        1,500,000
(a)Irvine USD Special Tax,
     CFD No. 01-1, Daily VRDN and Put, 2.77%, 9/01/38 ...........................................       25,350,000       25,350,000
     CFD No. 03-1, Daily VRDN and Put, 2.77%, 9/01/39 ...........................................        6,900,000        6,900,000
   Los Angeles County MTA Revenue, TECP, 2.65%, 11/09/05 ........................................        1,000,000        1,000,000
(a)Los Angeles County Pension Obligation Revenue, Refunding,
     Series A, AMBAC Insured, Weekly VRDN and Put, 2.67%, 6/30/07 ...............................        1,100,000        1,100,000
     Series B, AMBAC Insured, Weekly VRDN and Put, 2.67%, 6/30/07 ...............................        2,300,000        2,300,000
   Los Angeles County TRAN, 4.00%, 6/30/06 ......................................................        5,950,000        6,013,091
(a)Los Angeles MFR, Casden Project, Series K, Weekly VRDN and Put, 2.70%, 7/01/10 ...............          145,507          145,507
(a)Los Angeles Wastewater System Revenue, Refunding, Sub Series A, FGIC Insured, Annual
     VRDN and Put, 2.15%, 12/01/31 ..............................................................        5,000,000        5,000,000
(a)Los Angeles Water and Power Revenue, Refunding, Sub Series B-5, Weekly VRDN and Put,
     2.71%, 7/01/34 .............................................................................        3,700,000        3,700,000


28 | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                       PRINCIPAL AMOUNT      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   CALIFORNIA (CONT.)
(a)Metropolitan Water District Southern California Waterworks Revenue,
       Refunding, Series A, AMBAC Insured, Weekly VRDN and Put, 2.72%, 6/01/23 ..................   $    6,275,000   $    6,275,000
       Refunding, Series B-1, Daily VRDN and Put, 2.77%, 7/01/35 ................................          600,000          600,000
       Refunding, Series B-3, Daily VRDN and Put, 2.77%, 7/01/35 ................................        3,000,000        3,000,000
       Refunding, Series B-4, Weekly VRDN and Put, 2.67%, 7/01/35 ...............................        7,000,000        7,000,000
       Refunding, Series C-1, Weekly VRDN and Put, 2.69%, 7/01/30 ...............................        3,000,000        3,000,000
       Series C, Weekly VRDN and Put, 2.70%, 7/01/28 ............................................       13,200,000       13,200,000
(a)Murrieta Valley USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN
     and Put, 2.72%, 6/01/23 ....................................................................        1,700,000        1,700,000
(a)Northern California Public Power Agency Revenue, Hydroelectric No. 1, Refunding, Series A,
     MBIA Insured, Weekly VRDN and Put, 2.67%, 7/01/23 ..........................................        8,700,000        8,700,000
(a)Oakland COP, Capital Equipment Project, Weekly VRDN and Put, 2.71%, 12/01/15 .................        6,100,000        6,100,000
(a)Orange County Sanitation Districts COP, Refunding, Series A, Daily VRDN and Put, 2.77%,
     8/01/29 ....................................................................................          300,000          300,000
(a)Pajaro Valley USD, COP, School Facility Bridge Funding Program, FSA Insured, Weekly VRDN
     and Put, 2.72%, 9/01/31 ....................................................................          700,000          700,000
(a)Rancho Water District Financing Authority Revenue,
       Refunding, Series A, FGIC Insured, Weekly VRDN and Put, 2.69%, 8/01/29 ...................        5,700,000        5,700,000
       Series B, FGIC Insured, Weekly VRDN and Put, 2.69%, 8/01/31 ..............................        3,880,000        3,880,000
(a)Riverside County Asset Leasing Corp. Leasehold Revenue, Southwest Justice Center, Series B,
     MBIA Insured, Weekly VRDN and Daily Put, 2.67%, 11/01/32 ...................................        5,000,000        5,000,000
(a)Riverside County COP, Riverside County Public Facilities, ACES, Series B, Weekly VRDN and
     Put, 2.70%, 12/01/15 .......................................................................        1,800,000        1,800,000
(a)Sacramento County COP, Administration Center and Courthouse Project, Weekly VRDN and Put,
     2.76%, 6/01/20 .............................................................................       10,890,000       10,890,000
(a)Sacramento County Sanitation District Financing Authority Revenue, Series C, Weekly VRDN
     and Put, 2.67%, 12/01/30 ...................................................................       28,600,000       28,600,000
   Sacramento County TRAN, Series A, 4.00%, 7/10/06 .............................................       25,000,000       25,274,837
(a)San Francisco City and County RDA, MFR,
       Derek Silva Community, Series D, Weekly VRDN and Put, 2.77%, 12/01/19 ....................        4,550,000        4,550,000
       Fillmore Center, Refunding, Series B-2, Weekly VRDN and Put, 2.76%, 12/01/17 .............        1,000,000        1,000,000
   San Joaquin County Transportation Authority Sales Tax Revenue, TECP, 2.58%, 11/17/05 .........       15,700,000       15,700,000
(a)San Jose MFHR, Pollard Plaza Apartments, Series D, Weekly VRDN and Put, 2.77%,
     8/01/35 ....................................................................................        1,800,000        1,800,000
(a)San Jose RDAR, Merged Area Redevelopment Project, Series A, Weekly VRDN and Put,
     2.67%, 7/01/26 .............................................................................        3,300,000        3,300,000
(a)San Jose-Santa Clara Water Financing Authority Sewer Revenue, Series B, FGIC Insured,
     Weekly VRDN and Put, 2.67%, 11/15/11 .......................................................        1,200,000        1,200,000
(a)San Mateo County MFHR, Pacific Oaks Apartment Project, Series A, Weekly VRDN and Put,
     2.78%, 7/01/17 .............................................................................        2,950,000        2,950,000
(a)Santa Ana Housing Authority MFHR, Vintage Apartments, Refunding, Series A, Weekly VRDN
     and Put, 2.71%, 12/15/22 ...................................................................        4,650,000        4,650,000
(a)Santa Clara County Housing Authority MFHR, Benton Park Central Apartments, Refunding,
     Series A, FNMA Insured, Weekly VRDN and Put, 2.69%, 12/15/25 ...............................        5,000,000        5,000,000
(a)South Placer Wastewater Authority Wastewater Revenue, Series B, FGIC Insured, Weekly VRDN
     and Put, 2.75%, 11/01/35 ...................................................................       15,400,000       15,400,000
(a)South San Francisco MFHR, Magnolia Plaza Apartments, Series A, Weekly VRDN and Put,
     2.78%, 5/01/17 .............................................................................          500,000          500,000


                                        Quarterly Statements of Investments | 29

FRANKLIN CALIFORNIA TAX-FREE TRUST

-----------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN CALIFORNIA TAX-EXEMPT MONEY FUND                                                       PRINCIPAL AMOUNT       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   BONDS (CONT.)
   CALIFORNIA (CONT.)
(a)Southern California Public Power Authority Power Project Revenue, Palo Verde Project,
     Refunding, Series C, AMBAC Insured, Weekly VRDN and Put, 2.67%, 7/01/17 ....................   $      700,000   $      700,000
(a)Southern California Public Power Authority Transmission Project Revenue, Southern
     Transmission, Refunding,
       AMBAC Insured, Weekly VRDN and Put, 2.67%, 7/01/19 .......................................       28,315,000       28,315,000
       Series A, FSA Insured, Weekly VRDN and Put, 2.72%, 7/01/23 ...............................        1,000,000        1,000,000
       Series B, FSA Insured, Weekly VRDN and Put, 2.70%, 7/01/23 ...............................        6,600,000        6,600,000
(a)Stanislaus Waste to Energy Financing Agency Revenue, Solid Waste Facility, Ogden Martin
     Systems Project, Refunding, MBIA Insured, Weekly VRDN and Put, 2.76%, 1/01/10 ..............        3,600,000        3,600,000
(a)Suisun City Housing Authority MFR, Village Green, Series A, FNMA Insured, Weekly VRDN and
     Put, 2.72%, 6/15/18 ........................................................................        7,100,000        7,100,000
(a)Turlock Irrigation District COP, Capital Improvement and Refunding Project, Daily VRDN and
     Put, 2.76%, 1/01/31 ........................................................................        1,900,000        1,900,000
(a)Tustin 1915 Act Special Assessment, Reassessment District, No. 95-2, Series A, Daily VRDN
     and Put, 2.77%, 9/02/13 ....................................................................       16,169,000       16,169,000
(a)Union City MFR, Housing Mission Sierra, Refunding, Series A, FNMA Insured, Weekly VRDN
     and Put, 2.69%, 7/15/29 ....................................................................        2,000,000        2,000,000
(a)Upland CRDA, MFHR, FNMA Insured, Weekly VRDN and Put, 2.70%, 2/15/30 .........................        1,000,000        1,000,000
(a)Vallejo Housing Authority MFR, FNMA Insured, Weekly VRDN and Put, 2.72%, 5/15/22 .............        1,985,000        1,985,000
(a)Watereuse Finance Authority Revenue, FSA Insured, Weekly VRDN and Put, 2.76%, 5/01/28 ........       20,200,000       20,200,000
(a)Western Placer Union School COP, Facilities Project B, Weekly VRDN and Put, 2.67%,
     8/01/23 ....................................................................................        5,000,000        5,000,000
(a)Western Riverside County Regional Wastewater Authority Revenue, Regional Wastewater
     Treatment, Daily VRDN and Put, 2.77%, 4/01/28 ..............................................        1,350,000        1,350,000
                                                                                                                     --------------

   TOTAL BONDS (COST $676,390,867) 99.8%.........................................................                       676,390,867
   OTHER ASSETS, LESS LIABILITIES 0.2%...........................................................                         1,032,840
                                                                                                                     --------------
   NET ASSETS 100.0%.............................................................................                    $  677,423,707
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 31.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.


30 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

FRANKLIN CALIFORNIA TAX-FREE TRUST

SELECTED PORTFOLIO ABBREVIATIONS

1915 ACT    -  Improvement Bond Act of 1915
ABAG        -  The Association of Bay Area Governments
ACA         -  American Capital Access Holdings Inc.
ACES        -  Adjustable Convertible Exempt Securities
AD          -  Assessment District
AMBAC       -  American Municipal Bond Assurance Corp.
BART        -  Bay Area Rapid Transit
CDA         -  Community Development Authority/Agency
CFD         -  Community Facilities District
COP         -  Certificate of Participation
CRDA        -  Community Redevelopment Authority/Agency
ETM         -  Escrow to Maturity
FGIC        -  Financial Guaranty Insurance Co.
FNMA        -  Federal National Mortgage Association
FSA         -  Financial Security Assurance Inc.
GNMA        -  Government National Mortgage Association
GO          -  General Obligation
HFAR        -  Housing Finance Authority/Agency Revenue
ID          -  Improvement District
IDAR        -  Industrial Development Authority/Agency Revenue
IDR         -  Industrial Development Revenue
MBIA        -  Municipal Bond Investors Assurance Corp.
MFHR        -  Multi-Family Housing Revenue
MFMR        -  Multi-Family Mortgage Revenue
MFR         -  Multi-Family Revenue
MTA         -  Metropolitan Transit Authority
MUD         -  Municipal Utility District
PCFA        -  Pollution Control Financing Authority
PCR         -  Pollution Control Revenue
PFA         -  Public Financing Authority
PFAR        -  Public Financing Authority Revenue
RDA         -  Redevelopment Agency/Authority
RDAR        -  Redevelopment Agency Revenue
SFM         -  Single Family Mortgage
SFMR        -  Single Family Mortgage Revenue
TECP        -  Tax-Exempt Commercial Paper
TRAN        -  Tax and Revenue Anticipation Notes
UHSD        -  Unified/Union High School District
USD         -  Unified/Union School District
XLCA        -  XL Capital Assurance


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 31

FRANKLIN CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin California Tax-Free Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of four series (the Funds).

2. INCOME TAXES

At September 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                 ------------------------------------------------------------------
                                       FRANKLIN               FRANKLIN               FRANKLIN
                                      CA INSURED        CA INTERMEDIATE TERM     CA LIMITED TERM
                                 TAX-FREE INCOME FUND   TAX-FREE INCOME FUND   TAX-FREE INCOME FUND
                                 ------------------------------------------------------------------
Cost of investments............  $      1,852,197,261   $        479,393,362   $         16,722,831
                                 ==================================================================

Unrealized appreciation........  $        151,416,436   $         14,451,965   $                 --
Unrealized depreciation........              (848,364)              (699,176)              (195,151)
                                 ------------------------------------------------------------------
Net unrealized appreciation
 (depreciation)................  $        150,568,072   $         13,752,789   $           (195,151)
                                 ==================================================================

At September 30, 2005, the cost of investments for book and income tax purposes was the same for Franklin California Tax-Exempt Money Fund.


For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


32 | Quarterly Statements of Investments



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/JIMMY D. GAMBILL
   --------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 21, 2005


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 21, 2005












                                Exhibit A

I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin California Tax-Free Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 21, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration









I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin California Tax-Free Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

November 21, 2005


/s/GALEN G. VETTER
Chief Financial Officer